                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-6447
                   (Investment Company Act File Number)

                  Federated Fixed Income Securities, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                              Federated Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 9/30/03

            Date of Reporting Period: Fiscal year ended 9/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2003

Class A Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended September 30,		Period Ended
	2003	2002	9/30/2001 [1]
Net Asset Value, Beginning of Period	$2.02	$2.01	$2.00
Income From Investment Operations:
Net investment income	0.03	0.04 [2]	0.07
Net realized and unrealized gain on investments	0.01	0.01 [2]	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.04	0.05	0.08

Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.07)

Net Asset Value, End of Period	$2.03	$2.02	$2.01

Total Return[3]	1.97%	2.56%	4.31%

Ratios to Average Net Assets:

Expenses	0.80%	0.78%	0.45%[4]

Net investment income	1.39%	1.98%[2]	3.47%[4]

Expense waiver/reimbursement[5]	0.43%	0.48%	1.23%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$498,387	$327,396	$115,016

Portfolio turnover	49%	32%	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

PERFORMANCE

This report covers Federated Municipal Ultrashort Fund's fiscal year performance period from October 1, 2002, through September 30, 2003. For the period prior to the February 14, 2003, commencement of Class A Share operations, the performance information shown is for the fund's Institutional Service Shares, which were converted to Class A Shares.

During the reporting period, Federated Municipal Ultrashort Fund's Class A Shares produced a total return of 1.97% based on net asset value (NAV) as tax-exempt dividend income was slightly enhanced by 0.495% of price appreciation due to declining interest rates.1 The fund's benchmarks, the Lehman Brothers 1-Year Municipal Bond Index and Lipper Tax-Exempt Money Market Funds Index, returned 2.34% and 0.55%, respectively.2

The fund's return handily exceeded the Lipper Tax-Exempt Money Market Funds Index during the reporting period, but lagged the Lehman Brothers 1-Year Municipal Bond Index return due to its considerably shorter average duration (0.6-0.8 years) compared to the Lehman index's duration (1.4 years). The fund's duration3 and effective average maturity generally were longer than money market funds but much shorter than the one-year municipal benchmark index. As a result, the structure and duration of the fund, with approximately 40% in variable rate demand notes, made it likely to underperform the Lehman Index in a reporting period of declining interest rates.

The fund seeks to provide higher income than municipal money market funds generally provide while maintaining a very low degree of share-price fluctuation.4 The NAV of the fund's Class A Shares during the reporting period moved from $2.02 to $2.03.4 On September 30, 2003, the fund's Class A Shares 30-day distribution rate was 1.12% and the 30-day SEC yield was 0.84% based on NAV.5

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original costs. The total return for the reporting period, based on offering price (i.e., less any applicable sales charge) for Class A Shares was (0.01%). Current month-end performance information is available by visiting www.federatedinvestors.com or calling 1-800-341-7400. The fund also offers another share class--Institutional Shares. See the Prospectus, Statement of Additional Information and Annual Report for information regarding the fund's Institutional Shares.

2 The Lehman Brothers 1-Year Municipal Bond Index is a total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of Baa3 and that are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of one to two years, and have been issued after December 31, 1990. The Lipper Tax-Exempt Money Market Funds Index represents the average total return of money market funds that report to Lipper, Inc. that fall into the category indicated. Investments cannot be made in these indexes.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

4 Unlike money market funds, which seek to maintain a $1.00 share price, this fund's shares will fluctuate in value.

5 The 30-day distribution rate (yield) reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if applicable, by the average 30-day offering price. The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day SEC yield based on offering price was 0.83%..

In terms of income, the fund's Class A Shares had a tax-exempt income return during the reporting period of 1.48%, which was equivalent to a taxable income return of 2.28% for investors in the highest federal tax bracket. For these same investors, the taxable equivalent total return (income return plus price return) was 2.78%, based on NAV, which handily beat taxable money market funds over the period.6

MARKET OVERVIEW

The fund's reporting period was characterized by conflicting but generally lackluster economic reports, heightened geopolitical risks including the war in Iraq, and considerable market uncertainty and interest rate volatility.

In November, the Federal Reserve Board (the "Fed") cut the federal funds target rate by 0.50% to 1.25%. Amid signs of persistent economic weakness, short-term municipal bond yields fell and prices rose into 2003.

Short-term interest rates, as measured by two-year Treasury and municipal bonds, exhibited significant yield volatility in the fourth quarter of 2003 and first quarters of 2003. From a relative value perspective, municipal-to-Treasury yield ratios remained attractive, and municipals were the preferred income investment for more affluent individuals as well as institutional investors. With interest rates low, and municipalities struggling with cash shortfalls due to declining tax receipts, municipal bond issuance increased to match demand during the reporting period.

During the first two months of 2003, the build-up to the war in Iraq caused a "flight to safety" in the bond market. At the end of major military action in Iraq in the spring of 2003, the U.S. economy still failed to show clear signs of strength or direction. In May 2003, Fed Chairman Greenspan cautioned the markets on the risks of an unwelcome substantial fall in inflation. This remark fueled deflation fears and ignited a bond market rally that lasted until mid-June 2003. The Fed cut the federal funds target rate again, lowering it to 1.00% in June 2003.

In July and August 2003, however, as the economy showed signs of improved growth, the market began to price out deflation fears and to anticipate a higher federal funds target rate in 2004. Interest rates rose rapidly, with short-term rates suffering much less than intermediate and long-term rates. But September 2003's weak labor market report, together with Fed comments indicating a willingness to remain accommodative for an extended period of time, sparked a bond market rally and caused interest rates to again fall sharply.

6 The tax-equivalent yield is calculated similarly to the yield but is adjusted to reflect the taxable yield that the fund would have had to earn to equal its actual yield. Unlike money market funds, which seek to maintain a $1.00 share price, this fund's shares will fluctuate in value.

During the reporting period, the two-year Treasury yield fluctuated by over 90 basis points. At the end of the reporting period, the two-year Treasury note yield was 1.45% versus the two-year municipal bond yield of 1.18%. From a relative value perspective, municipal to Treasury yield ratios for the two-year maturity declined near the end of the reporting period, as demand for short-term municipal debt remained strong despite tight supply conditions.

Fund Strategy and Positioning

Because of the fund's significant income advantage over money market fund yields, during the reporting period, the net assets of the fund grew rapidly, moving from $651 million to $994 million. Portfolio strategy concentrated on maintaining a significant yield advantage versus municipal money market funds, while maintaining liquidity, quality, and proper diversification of investments.

Fund investments, during the reporting period, included exposure to variable rate demand notes, many of them bank-enhanced, as well as to the Insured, General Obligation, Healthcare, Electric and Gas Utilities and Industrial Development bond sectors. The sectors that performed well for the fund included Healthcare, Electric Utilities and Industrial Development bonds, as they provided income enhancement relative to insured bonds as well as price performance. The fund avoided term bonds in the Tobacco sector, which suffered in price due to litigation and adverse legal rulings, as well as the Airline sector which continued to see pressure due to bankruptcy concerns.

During the reporting period, the fund favored securities with good liquidity and structural features, and fund purchases concentrated on those issues with higher coupons and lower durations as well as spread products, which generally perform better during periods of economic recovery. The average quality of the fund remained relatively unchanged during the reporting period at "AA," a high-quality standard.7

Given the decline earlier in the reporting period of short-term interest rates, the reporting period began with the fund's duration within 0.80 and 0.90 years, reflecting a desire to lock in more attractive fixed rate yields before rates fell further. In the first months of 2003, as cash inflows continued, duration was shortened to about 0.70 years, a stance considered neutral, relative to the fund's range.8 In the second and third quarters of 2003, the fund maintained duration between 0.65 and 0.75 years, as interest rates appeared to have hit their low for this cycle, and concerns arose about the potential for rising interest rates.

7 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

8 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Ultrashort Fund (Class A Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2003 compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) and the Lipper Tax-Exempt Money Market Funds Index (LTEMMFI).2

Average Annual Total Return[3] for the Period Ended 9/30/2003
1 Year	(0.01)%
Start of Performance (10/24/2000)	2.31%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000. Effective February 14, 2003, a maximum sales charge of 2.00% for newly purchased Class A Shares was implemented. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and LTEMMFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MB is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged. The fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

September 30, 2003

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--54.9%
		Alabama--1.4%
$1,855,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,051,667
2,300,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.25%, 6/1/2004	A+/A1		2,326,335
3,045,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1		3,175,356
935,000		Dothan, AL, GO Warrants (Series 2002), 4.50%, 3/1/2004	NR		947,894
975,000		Dothan, AL, GO Warrants (Series 2002), 5.00%, 3/1/2005	NR		1,023,623
1,025,000		Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,110,341
1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,193,433
2,600,000		Mobile, AL IDB, (1994 Series A), 2.70% TOBs (International Paper Co.), Optional Tender 12/1/2003	BBB/Baa2		2,601,950

		TOTAL			14,430,599

		Alaska--1.3%
1,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA Insurance Corp. INS), 6/1/2006	AAA/Aaa		1,091,090
10,000,000		Valdez, AK Marine Terminal, (1994 Series B), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	A-/A3		10,024,000
2,000,000		Valdez, AK Marine Terminal, (Series 2002), 1.50% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2004	A-/A3		2,000,000

		TOTAL			13,115,090

		Arizona--1.6%
5,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994E), 1.75% TOBs (Arizona Public Service Co.), Optional Tender 4/5/2004	A-/A3		5,005,050
3,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994F), 1.75% TOBs (Arizona Public Service Co.), Optional Tender 4/5/2004	A-/A3		3,003,030
1,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 1985A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		1,042,120
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Arizona--continued
$1,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		$1,022,930
2,500,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds (Series 2001A), 5.00%, 1/1/2004	AA/Aa2		2,525,300
1,000,000		Yavapai, AZ IDA, Revenue Bonds, 3.30% TOBs (BP Products North America, Inc.)/(BP Amoco PLC GTD), Optional Tender 12/1/2004	AA+/NR		1,002,340
2,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/Baa3		2,018,900

		TOTAL			15,619,670

		Arkansas--0.6%
1,000,000		Arkansas Development Finance Authority, Correctional Facilities Refunding Revenue Bonds (Series 2003A), 5.00% (FGIC INS), 11/15/2006	AAA/Aaa		1,102,410
1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.00% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		1,001,700
2,500,000		Fayetteville, AR Sales & Use Tax Capital Improvement, (Series 2002), 4.00%, 6/1/2005	AA-/NR		2,608,875
310,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2004	A/NR		316,119
660,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 2.00% (Baptist Medical Center, AR), 9/1/2004	A+/NR		662,515
265,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 2.50% (Baptist Medical Center, AR), 9/1/2005	A+/NR		267,080

		TOTAL			5,958,699

		California--2.9%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A3		1,060,740
8,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 5/31/2005	A/A3		8,258,880
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000	[2]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		$1,010,710
2,500,000		Natomas, CA Union School District, COPs, 2.50% TOBs (AMBAC INS) 2/1/2005	AAA/Aaa		2,532,075
2,500,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2005	NR/A2		2,607,725
1,000,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2006	NR/A2		1,059,550
1,320,000		Truckee-Donner Public Utility District, COPs (Series A), 3.00% (American Capital Access INS), 1/1/2005	A/NR		1,343,060
10,500,000		Vallejo, CA Unified School District, 1.60% TRANs, 12/18/2003	MIG2		10,506,195

		TOTAL			28,378,935

		Colorado--0.9%
225,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 2.95%, 9/1/2004	NR		225,887
300,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.05%, 9/1/2005	NR		301,383
500,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	NR		500,725
1,000,000		Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		1,022,590
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		2,052,700
1,670,000		Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 2.875% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2004	AA-/NR		1,701,513
3,000,000		Eagle Ranch Metropolitan District, CO, LT GO Bonds (Series 1999A), 2.25% TOBs (Fleet National Bank LOC), Mandatory Tender 1/8/2004	A+/NR		3,003,870

		TOTAL			8,808,668

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Connecticut--0.4%
$1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa		$1,009,190
1,000,000		Connecticut State Transportation Infrastructure Authority, Special Tax Obligation Refunding Bonds (Series 2003A), 4.00%, 9/1/2004	AA-/A1		1,027,180
1,500,000		Connecticut State Transportation Infrastructure Authority, Transit Infrastructure Special Tax Refunding Revenue Bonds (Series 2001B), 5.00%, 10/1/2004	AA-/A1		1,559,490

		TOTAL			3,595,860

		Delaware--0.4%
4,000,000		Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa		4,272,560

		District of Columbia--0.2%
1,365,000		District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/NR		1,468,672

		Florida--2.3%
1,000,000		Broward County, FL, Refunding UT GO Bonds, 5.00%, 1/1/2006	AA+/Aa1		1,083,610
1,500,000		Escambia County, FL Health Facilities Authority, Revenue Bonds (Series 2003A), 2.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		1,529,820
3,000,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	NR		2,999,310
1,400,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		1,394,960
1,960,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,956,884
3,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System), Mandatory Tender 9/1/2005	A/A3		3,090,750
500,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2004	BBB-/NR		515,425
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$1,145,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR		$1,222,608
4,235,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	NR		4,227,123
750,000		Martin County, FL Health Facilities Authority, Revenue Bonds (Series 2002A), 3.10% (Martin Memorial Medical Center), 11/15/2003	BBB+/NR		750,892
1,245,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa		1,382,112
1,525,000		Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2003	A/NR		1,533,921
915,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		921,625
690,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		689,821

		TOTAL			23,298,861

		Georgia--2.3%
3,275,000		Atlanta, GA Airport Revenue, Refunding General Revenue Bonds (Series 2003A), 4.50% (MBIA Insurance Corp. INS), 1/1/2005	AAA/Aaa		3,412,059
1,365,000		Atlanta, GA, UT GO Bonds, 4.50% (MBIA Insurance Corp. INS), 12/1/2004	AAA/Aaa		1,419,764
3,270,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		3,415,646
6,300,000		East Point, GA, 2.75% TANs, 12/31/2003	NR		6,315,524
1,750,000		Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,917,545
4,000,000		Monroe County, GA, 2.25% TANs, 12/31/2003	NR		4,004,909
785,000		Walker County, GA, Sales Tax UT GO Bonds, 2.75% (FSA INS), 1/1/2005	AAA/NR		801,407
1,125,000		Walker County, GA, Sales Tax UT GO Bonds, 2.00% (FSA INS), 7/1/2005	AAA/NR		1,142,033

		TOTAL			22,428,887

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Idaho--0.5%
$4,800,000		Boise City, ID Housing Authority, Multifamily Housing Revenue Bonds (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(Key Bank, N.A. LOC) 3/27/2006	NR/A1		$4,896,720

		Illinois--0.8%
2,975,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series A), 4.00% (AMBAC INS), 6/1/2006	AAA/Aaa		3,024,801
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds (Series A), 4.00% (University of Chicago), 7/1/2005	AA/Aa1		1,048,320
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds (Series A), 5.00% (University of Chicago), 7/1/2007	AA/Aa1		1,110,400
920,000		Illinois Health Facilities Authority, Revenue Bonds, 4.50% (Decatur Memorial Hospital), 10/1/2003	A/A2		920,074
2,000,000		Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding Bonds, 7.75% (Woodfield Garden Apartments)/ (BNP Paribas SA LOC), 2/1/2004	AA-/NR		2,016,960

		TOTAL			8,120,555

		Indiana--0.5%
1,500,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2003	BBB/NR		1,509,720
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2004	BBB/NR		1,006,480
1,140,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2003	NR/Aa3		1,143,511
400,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 4.00% (Ascension Health Credit Group), 11/15/2003	AA/Aa2		401,296
845,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		910,521

		TOTAL			4,971,528

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Iowa--0.7%
$1,260,000		Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds (Series 2001), 4.75%, 2/1/2004	AAA/Aaa		$1,275,863
1,750,000		Iowa Higher Education Loan Authority (Series C), 2.00% RANs (University of Dubuque)/(Northern Trust Co., Chicago, IL LOC), 5/24/2004	SP-1+		1,761,410
1,200,000		Iowa Higher Education Loan Authority (Series D), 2.00% RANs (Grandview College)/(Lasalle Bank, N.A. LOC), 5/24/2004	SP-1		1,204,464
1,500,000		Iowa Higher Education Loan Authority (Series G), 2.00% RANs (Morningside College)/(U.S. Bank N.A. LOC), 5/24/2004	SP-1		1,509,975
875,000		Iowa Higher Education Loan Authority (Series H), 2.00% RANs (Palmer Chiropractic College), 5/24/2004	SP-1		878,255

		TOTAL			6,629,967

		Kansas--1.3%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power and Light Co.), Mandatory Tender 10/1/2007	BBB/A2		3,220,050
6,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998C), 2.25% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	BBB/A2		6,003,540
120,000		Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2004	NR		121,170
125,000		Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	NR		130,681
1,250,000		Johnson County, KS Unified School District No. 233, Refunding UT GO Bonds, 5.00% (FGIC INS), 3/1/2004	AAA/Aaa		1,270,962
1,082,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds Series 1994, 3.90% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	BBB/A1		1,105,901
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR		376,509
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR		270,160

		TOTAL			12,498,973

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Louisiana--1.5%
$500,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, Series 2001, 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1		$536,175
2,000,000		Louisiana State Correctional Facilities Corp., Refunding Lease Revenue Bonds, 4.00% (Radian Asset Assurance INS), 12/15/2003	AA/NR		2,011,220
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		1,045,870
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 2.15% TOBs (Loop LLC), Mandatory Tender 4/1/2005	A/A3		4,531,275
5,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		5,157,350
1,800,000		West Feliciana Parish, LA, PCRBs, 7.70% (Entergy Gulf States, Inc.), 12/1/2014 Callable 11/1/03 @102	BB+/Ba1		1,833,282

		TOTAL			15,115,172

		Maryland--0.5%
2,700,000		Howard County, MD, Refunding UT GO Bonds, 5.00%, 8/15/2004	AAA/Aaa		2,795,040
1,000,000		Maryland State Economic Development Corp., Solid Waste Disposal Revenue Bonds, 4.65% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,009,070
1,600,000		Prince Georges County, MD, IDRB (Series 1993), 1.60% TOBs (International Paper Co.) 7/15/2004	BBB/Baa2		1,608,720

		TOTAL			5,412,830

		Massachusetts--2.0%
3,250,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2002E), 5.00%, 1/1/2005	AA-/Aa2		3,406,162
400,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/NR		431,952
605,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		611,008
500,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 3.00% (Partners Healthcare Systems), 7/1/2005	AA-/Aa3		512,700
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Massachusetts--continued
$1,500,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 5.00% (Partners Healthcare Systems), 7/1/2007	AA-/Aa3		$1,648,455
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 5.00% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		1,008,100
3,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA Insurance Corp. INS), 7/1/2004	AAA/Aaa		3,088,230
2,000,000		Massachusetts State HFA, Housing Revenue Bonds (Series 2003B), 4.00%, 6/1/2005	AA-/Aa3		2,083,820
7,000,000		Nashoba, MA Regional School District, 3.00% BANs, 12/4/2003	MIG1		7,025,480

		TOTAL			19,815,907

		Michigan--2.3%
1,000,000		Detroit, MI, Convention Facility Special Tax Revenue Refunding Bonds (Series 2003), 5.00% (Cobo Hall Project)/ (MBIA Insurance Corp. INS), 9/30/2008	AAA/Aaa		1,127,140
2,500,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa		2,689,775
11,025,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2004	AA/A1		11,134,588
2,000,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2005	AA/A1		2,096,100
505,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 3.00% (Henry Ford Health System, MI), 3/1/2004	A-/A1		508,166
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2005	A-/A1		1,045,540
1,130,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1		1,209,077
250,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2003	A/A1		251,077
900,000		Michigan Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		910,161
2,000,000		University of Michigan, Revenue Refunding Bonds, 5.00%, 4/1/2006	AA+/Aaa		2,177,240

		TOTAL			23,148,864

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--0.2%
$1,400,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	NR/A3		$1,486,254

		Mississippi--0.1%
370,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.70% (Southwest Mississippi Regional Medical Center), 4/1/2005	BBB+/NR		371,491
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	BBB+/NR		769,689
250,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.30% (Southwest Mississippi Regional Medical Center), 4/1/2004	BBB+/NR		250,268

		TOTAL			1,391,448

		Missouri--0.6%
895,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, Series A, 4.25% (St. Francis Medical Center, MO), 6/1/2005	A/NR		929,547
1,560,000		Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 4.00% (Branson, MO), 12/1/2004	BBB+/Baa1		1,602,900
705,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2001), 4.25% (Independence, MO-Truman Memorial Building Project), 6/1/2004	A+/NR		707,080
1,000,000		Missouri State HEFA, Series B, 3.00% RANs (Evangel University), 4/23/2004	NR		1,004,550
1,400,000		Missouri State HEFA, Series E, 2.25% RANs (Stephens College)/(Commerce Bank, Kansas City, N.A. LOC), 4/23/2004	SP-1		1,406,118

		TOTAL			5,650,195

		Nebraska--0.4%
2,500,000		Nebraska Public Power District, Construction Notes, 3.50%, 12/1/2003	SP-1/ MIG1		2,510,850
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,059,160

		TOTAL			3,570,010

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Nevada--0.6%
$2,000,000		Clark County, NV School District, LT GO Bonds (Series 2001F), 5.00% (FSA LOC), 6/15/2004	AAA/Aaa		$2,056,220
4,200,000		Clark County, NV, IDRB (Series 2003D), 3.35% TOBs (Southwest Gas Corp.), Mandatory Tender 9/1/2004	BBB-/Baa2		4,212,768

		TOTAL			6,268,988

		New Hampshire--0.1%
1,000,000		New Hampshire Higher Educational & Health Facilities Authority, (Series G), 4.00% RANs (High Mowing School)/(SunTrust Bank LOC), 4/30/2004	A-1+		1,015,470

		New Jersey--1.8%
2,500,000		Essex County, NJ Utilities Authority, 3.00% BANs (Essex County, NJ GTD), 11/25/2003	MIG2		2,504,000
1,710,000		Keansburg, NJ, 3.00% BANs, 10/23/2003	NR		1,711,984
1,275,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2004	A-/Baa1		1,299,378
750,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2005	A-/Baa1		779,580
1,000,000		New Jersey State Transportation Corp., COPs (Series 2000B), 5.50% (AMBAC INS), 9/15/2007	AAA/Aaa		1,130,880
605,000		Weehawken Township, NJ, 1.75% BANs, 4/1/2004	NR		606,494
2,004,000		Weehawken Township, NJ, 2.00% BANs, 5/28/2004	NR		2,007,206
3,159,667		Weehawken Township, NJ, 2.00% BANs, 7/1/2004	NR		3,167,661
900,000		Weehawken Township, NJ, 2.00% BANs, 7/16/2004	NR		900,252
530,000		Weehawken Township, NJ, 2.00%, BANs, 8/6/2004			532,152
3,600,000		Wildwood, NJ, 2.00% TANs, 2/16/2004	NR		3,609,756

		TOTAL			18,249,343

		New Mexico--0.6%
2,800,000		Albuquerque, NM, UT GO Bonds (Series 2002B), 5.00%, 7/1/2004	AA/Aa3		2,883,860
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		1,042,120
1,360,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 3.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		1,395,741
1,030,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 4.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2007	AA/NR		1,097,362

		TOTAL			6,419,083

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--7.2%
$1,000,000		Dutchess County, NY IDA, Revenue Bonds, 2.60% (Marist College), 7/1/2004	NR/Baa1		$1,008,680
1,115,000		Dutchess County, NY IDA, Revenue Bonds, 2.80% (Marist College), 7/1/2006	NR/Baa1		1,137,400
2,175,000		Dutchess County, NY IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1		2,235,073
5,500,000		Dutchess County, NY Resource Recovery Agency, (Series 2003), 2.50% BANs, 5/1/2004	SP-1+		5,539,490
555,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2005	A/NR		568,925
760,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2006	A/NR		784,221
790,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2007	A/NR		812,736
14,500,000		Long Island Power Authority, Electric System General Revenue Bonds (Series 2003A), 3.00%, 6/1/2004	A-/Baa1		14,660,225
9,500,000		Monroe Woodbury, NY Center School District, 2.00% TANs, 10/17/2003	NR		9,503,420
500,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001D), 4.30% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 4.375%), 11/1/2003	NR/A3		501,100
3,000,000		New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2		3,180,300
7,000,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2006	AA-/NR		7,516,670
3,410,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series C-1), 5.00% (New York State), 2/15/2005	AA-/NR		3,568,906
945,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 2.50% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2004	NR/Aa3		953,496
225,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 4.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2005	NR/A3		232,380
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	NR/A3		$606,936
805,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		839,454
1,280,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2006	AA/NR		1,355,098
1,015,000		New York State Dormitory Authority, Revenue Bonds, 3.50% (New York Medical College)/(Fleet National Bank LOC), 7/1/2004	A+/NR		1,016,989
1,000,000		New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series 2003B), 3.00%, 3/15/2005	AA/NR		1,026,430
1,000,000		New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series 2003B), 5.00%, 3/15/2006	AA/NR		1,084,660
1,000,000		New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series 2003B), 5.00%, 3/15/2007	AA/NR		1,103,920
6,650,000		Niagara Falls, NY City School District, 2.50% RANs, 10/10/2003	NR		6,651,729
3,125,000		Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series 2003A), 4.00% (New York State), 6/1/2005	AA-/NR		3,237,250
2,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2003A), 4.00% (New York State), 6/1/2006	AA-/NR		2,104,760

		TOTAL			71,230,248

		North Carolina--0.8%
2,000,000		Mecklenburg County, NC, Public Improvement UT GO Bonds (Series 2002B), 3.25%, 2/1/2007	AAA/Aaa		2,102,160
4,370,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2003A), 4.00% (Novant Health Obligated Group), 11/1/2005	AA-/Aa3		4,599,163
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.00% (Catawba Electric), 1/1/2005	BBB+/Baa1		1,041,660

		TOTAL			7,742,983

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Dakota--0.2%
$500,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2005	A+/A2		$520,255
980,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2006	A+/A2		1,027,314

		TOTAL			1,547,569

		Ohio--3.6%
1,085,000		Beavercreek, OH Local School District, Special Tax Anticipation Notes, 4.25%, 12/1/2004	NR		1,117,973
4,000,000		Columbiana, OH, 1.70% BANs, 7/8/2004	NR		4,012,960
500,000		Franklin County, OH Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% (Ohio Presbyterian Retirement Services), 7/1/2031, Mandatory Tender 7/1/2006	BBB/NR		498,695
795,000		Franklin County, OH IDA, Revenue Bonds, 1.35% TOBs (C M Media, Inc.)/(Key Bank, N.A. LOC), Optional Tender 3/1/2004	NR		795,660
2,269,415		Garfield Heights, OH City School District, 1.90% BANs, 7/23/2004	NR		2,282,555
5,300,000		Jefferson County, OH, (Series 1), 2.70% BANs, 11/13/2003	NR		5,309,699
3,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-/A1		3,105,180
1,500,000		Madison-Plains, OH Local School District, 1.90% TANs, 6/30/2004	NR		1,508,625
2,100,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		2,152,332
1,625,000		Nelsonville, OH, 1.80% BANs, 3/4/2004	NR		1,627,712
5,750,000		Ohio State Air Quality Development Authority, Enviromental Refunding Revenue Bonds, 2.00% TOBs (MeadWestvaco Corp.), Mandatory Tender 11/1/2004	BBB/Baa2		5,757,820
2,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 2.50% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2004	BBB-/Baa2		2,000,380
300,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 2.00% (John Carroll University, OH), 11/15/2005	NR/A2		303,156
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$500,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 2.30% (John Carroll University, OH), 11/15/2006	NR/A2		$505,790
2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BBB-/Baa3		2,009,420
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB/Baa2		1,000,610
2,000,000		Ohio State Water Development Authority, PCR Bonds (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB/Baa2		1,993,960

		TOTAL			35,982,527

		Oklahoma--0.2%
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,050,060

		Oregon--0.7%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,022,370
3,960,000		Oregon School Boards Association, 1.35% TRANs, 1/3/2004	NR		3,960,911
1,025,000		Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/(MBIA Insurance Corp. INS), 1/1/2004	AAA/Aaa		1,030,289
1,050,000		Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/(MBIA Insurance Corp. INS), 1/1/2005	AAA/Aaa		1,075,736

		TOTAL			7,089,306

		Pennsylvania--3.7%
2,500,000		Allegheny County, PA HDA, Revenue Bonds (Series (2003B), 5.50% (UPMC Health System), 6/15/2005	A/NR		2,638,525
3,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2006	A/NR		3,238,560
500,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2005	A-/NR		515,485
300,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	A-/NR		312,483
330,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	A-/NR		350,523
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,600,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 3.00%, 7/1/2004	A-/A2		$1,622,896
2,205,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 4.00%, 7/1/2005	A-/A2		2,306,827
2,400,000		Fayette County, PA, 2.05% TRANs, 12/31/2003	NR		2,401,824
1,182,000		Ligonier Valley, PA School District, 1.75% TRANs, 6/30/2004	NR		1,185,479
4,000,000		Montgomery County, PA IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		4,125,320
3,385,000		Northampton County, PA IDA, 1.15% CP (American Water Capital Corp.), Mandatory Tender 1/13/2004	BBB+/Baa1		3,385,000
325,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2003	BBB-/A3		325,835
400,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB-/A3		412,188
3,900,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 2.80% TOBs (Washington & Jefferson College)/(Allied Irish Bank LOC), Mandatory Tender 11/1/2003	NR/Aa3		3,906,006
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		5,233,800
1,750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	NR/Aa3		1,846,915
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 4.50% (Guthrie Healthcare System, PA), 12/1/2003	A-/NR		1,004,270
220,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		224,706
690,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.25% (Monongahela Valley Hospital), 6/1/2004	NR/A3		701,130
600,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3		623,394
755,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		802,422

		TOTAL			37,163,588

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Rhode Island--1.1%
$10,000,000		Pawtucket, RI Public Buildings Authority, 1.50% BANs, 1/7/2004	NR		$10,009,300
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.50% (Lifespan Obligated Group), 8/15/2004	BBB/Baa2		1,017,260

		TOTAL			11,026,560

		South Carolina--0.8%
2,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds (Series 2002A), 5.00% (FGIC INS), 1/1/2004	AAA/Aaa		2,019,320
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		2,088,260
1,080,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.00% (Palmetto Health Alliance), 8/1/2004	BBB/Baa2		1,093,457
700,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.25% (Palmetto Health Alliance), 8/1/2005	BBB/Baa2		719,376
820,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	BBB/Baa2		852,652
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,210,880

		TOTAL			7,983,945

		South Dakota--0.4%
2,880,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		2,983,853
500,000		South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		518,030
555,000		South Dakota State Health & Educational Authority, Revenue Bonds, 4.00% (Avera Health)/(AMBAC INS), 7/1/2004	AAA/Aaa		567,049

		TOTAL			4,068,932

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--1.8%
$2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Inland Container Corp.), 10/1/2007	BBB/NR		$2,019,840
710,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		711,874
1,760,000		Clarksville, TN Natural Gas Acquisition Corp., Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2004	BBB+/NR		1,785,661
640,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.00% (East Tennessee Children's Hospital), 7/1/2004	BBB+/Baa1		647,366
290,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.50% (East Tennessee Children's Hospital), 7/1/2005	BBB+/Baa1		296,163
3,690,000		Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2		3,975,569
3,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/ (United States Treasury GTD)/(Original Issue Yield: 7.27%), 12/1/2024, Prefunded 12/1/2004	AAA/#Aaa		3,260,220
1,000,000		Shelby County, TN, Public Improvement UT GO Bonds (Series 2000A), 5.00%, 4/1/2004	AA+/Aa2		1,020,190
2,865,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 3.45% (Wellmont Health System), 9/1/2004	BBB+/NR		2,896,372
400,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2004	BBB+/NR		410,988
600,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR		634,524

		TOTAL			17,658,767

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--2.5%
$1,500,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		$1,562,895
5,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 1994A), 3.00% TOBs (TXU Energy), Mandatory Tender 5/1/2005	BBB/Baa2		5,006,100
350,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 4.00% (Good Shepherd Medical Center), 10/1/2003	BBB/Baa2		350,017
915,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 4.25% (Good Shepherd Medical Center), 10/1/2004	BBB/Baa2		931,900
1,000,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,055,640
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1		1,049,350
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3), Mandatory Tender 11/1/2006	AA-/NR		1,059,580
1,500,000		Lewisville, TX, TANs (Series 2001), 4.00%, 2/15/2004	NR		1,512,660
3,000,000		Matagorda County, TX Navigation District Number One, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB/Baa2		3,001,980
1,750,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2005	AA-/Aa3		1,864,153
500,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2007	AA-/Aa3		557,190
1,000,000		North Texas Tollway Authority, Revenue Refunding Bonds (Series 2003C), 3.00% (Dallas North Tollway System)/(FSA INS), 1/1/2006	AAA/Aaa		1,037,040
750,000		Socorro, TX Independent School District, UT GO Refunding Bonds, 4.00% (PSFG GTD), 8/15/2004	AAA/NR		769,350
1,000,000		Tarrant County, TX Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 3/1/2004	NR		1,000,000
1,205,000		Texas State Public Finance Authority, Revenue Financing System Bonds (Series 2002), 4.00% (Texas Southern University)/(MBIA Insurance Corp. INS), 11/1/2004	NR/Aaa		1,243,259
500,000		Tyler, TX HFDC, Hospital Revenue Bonds, 3.00% (Mother Frances Hospital), 7/1/2004	NR/Baa1		503,575
600,000		Tyler, TX HFDC, Hospital Revenue Bonds, 4.00% (Mother Frances Hospital), 7/1/2005	NR/Baa1		616,938
600,000		Tyler, TX HFDC, Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	NR/Baa1		628,686
1,000,000		University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		1,116,090

		TOTAL			24,866,403

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Utah--1.2%
$1,000,000		Box Elder County, UT IDA, (Series 2003), 1.65% TOBs (Nucor Corp.), Optional Tender 10/1/2003	A+/A1		$1,000,000
3,300,000		Box Elder County, UT, PCRB, 1.45% TOBs (Nucor Corp.), Optional Tender 10/1/2004	VMIG1		3,317,160
3,300,000		Box Elder County, UT, PCRB, 2.00% TOBs (Nucor Corp.), Optional Tender 10/1/2003	VMIG1		3,317,160
2,180,000		Utah Associated Municipal Power Systems, Revenue Bonds (Series 2003A), 3.00% (Payson Power Project)/ (FSA INS), 4/1/2006	AAA/Aaa		2,264,126
1,500,000		Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa2		1,582,845

		TOTAL			11,481,291

		Virginia--0.6%
1,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,065,080
2,250,000		Louisa, VA IDA, (Series 1997A), 1.85% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	BBB+/A3		2,259,450
3,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 1.85% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	BBB+/A3		3,012,600

		TOTAL			6,337,130

		Washington--0.3%
3,000,000		Washington State, Various Purpose Refunding UT GO Bonds (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		3,168,660

		Wisconsin--0.7%
2,000,000		Pleasant Prairie, WI Water & Sewer System, BANs, 4.00%, 10/1/2007	NR/A3		2,095,440
2,000,000		Waupaca, WI, Anticipation Notes (Series 2003B), 3.50%, 4/1/2007	NR		2,025,480
1,000,000		Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2003	A+/NR		1,000,080
250,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 3.00% (Wheaton Franciscan Services), 8/15/2004	A/A2		252,918
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 4.00% (Wheaton Franciscan Services), 8/15/2005	A/A2		466,835
615,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2007	A/A2		666,525
120,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2004	A-/A3		122,431
130,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		135,433

		TOTAL			6,765,142

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wyoming--0.3%
$3,350,000		Albany County, WY, PCRB (Series 1985), 3.00% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2003	BBB/NR		$3,352,546

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $540,922,130)			545,553,465

		SHORT-TERM MUNICIPALS--7.8%
		Georgia--1.5%
15,000,000		Burke County, GA Development Authority, (Georgia Power Co.), (Series 1994), 10/01/2032 Auction Rate Notes	A/A2		15,000,000

		Illinois--4.0%
4,000,000		Chicago, IL, Gas Supply Revenue (Series 2000B), 1.15% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 3/18/2004	A-2/VMIG-1		4,000,000
5,000,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series A), 04/01/2032 Auction Rate Notes, (MBIA Insurance Corp. INS)	AAA/Aaa		5,000,000
15,000,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series B), 04/01/2032 Auction Rate Notes, (MBIA Insurance Corp. INS)	AAA/Aaa		15,000,000
15,600,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), 03/01/2017 Auction Rate Notes, (MBIA Insurance Corp. INS)	AAA/Aaa		15,600,000

		TOTAL			39,600,000

		Missouri--2.3%
10,050,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998A), 09/01/2033 Auction Rate Notes	A-2/VMIG1		10,050,000
2,000,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998B), 09/01/2033 Auction Rate Notes	A-2/P-1		2,000,000
3,250,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998C), 09/01/2033 Auction Rate Notes	A-2/P-1		3,250,000
5,300,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000B), 03/01/2035 Auction Rate Notes	A-2/VMIG1		5,300,000
2,575,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000C), 03/01/2035 Auction Rate Notes	A-2/VMIG1		2,575,000

		TOTAL			23,175,000

		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $77,775,000)			77,775,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--38.0%
		Alabama--1.2%
$3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		$3,500,000
8,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	A-1+/NR		8,000,000

		TOTAL			11,500,000

		Alaska--1.1%
7,900,000		Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP Amoco PLC GTD)	A-1+/VMIG1		7,900,000
3,150,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP Amoco PLC GTD)	A-1+/VMIG1		3,150,000

		TOTAL			11,050,000

		Arizona--0.7%
4,000,000		Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	A-1+/VMIG1		4,000,000
1,450,000		Prescott, AZ IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,450,000
1,450,000		Prescott, AZ IDA, (Series B) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,450,000

		TOTAL			6,900,000

		California--1.7%
17,300,000		Riverside County, CA Public Financing Authority, (1985 Series A) Weekly VRDNs (Riverside County, CA)/(State Street Bank and Trust Co. LOC)	A-1+/VMIG1		17,300,000

		District of Columbia--0.8%
6,100,000		District of Columbia, (Series 1998C) Daily VRDNs (Medlantic/ Helix Parent, Inc.)/(FSA INS)/(Bank of America N.A. LIQ)	A-1+/VMIG1		6,100,000
2,000,000		District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	NR/VMIG1		2,000,000

		TOTAL			8,100,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Florida--1.9%
$4,500,000		Greater Orlando (FL) Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	A-2/P-2		$4,500,000
6,000,000		JEA, FL Electric System, (Subordinate Revenue Bonds) (2000 Series F) Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	A-1+/VMIG1		6,000,000
5,000,000		JEA, FL Electric System, Subordinate Revenue Bonds (Series 2001B) Daily VRDNs	A-1+/VMIG1		5,000,000
3,600,000		St. Lucie County, FL PCR, (Series 2000) Daily VRDNs (Florida Power & Light Co.)	A-1/VMIG1		3,600,000

		TOTAL			19,100,000

		Georgia--2.6%
9,080,000		Albany-Dougherty County, GA Hospital Authority, (Series 2002) Daily VRDNs (Phoebe Putney Memorial Hospital)/ (AMBAC INS)/(Regions Bank, Alabama LIQ)	NR/VMIG1		9,080,000
1,205,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1		1,205,000
8,000,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	A-1/NR		8,000,000
7,905,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior Health, Inc.)/ (SunTrust Bank LOC)	A-1+/VMIG1		7,905,000

		TOTAL			26,190,000

		Idaho--0.8%
7,500,000		Boise City, ID Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds (Series 1998) Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2/NR		7,500,000

		Illinois--0.4%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	A-1/NR		4,000,000

		Indiana--5.4%
45,380,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/ (J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		45,380,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.)	A-2/VMIG2		8,000,000

		TOTAL			53,380,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Kentucky--0.6%
$6,000,000		Berea, KY, (Series 1997) Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/VMIG1		$6,000,000

		Louisiana--0.7%
7,000,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC)	A-1+/NR		7,000,000

		Maryland--0.4%
3,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	A-1/NR		3,600,000

		Massachusetts--1.7%
13,300,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wuerttemberg LIQ)	A-1+/VMIG1		13,300,000
3,680,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (Toronto Dominion Bank LIQ)	A-1/NR		3,680,000

		TOTAL			16,980,000

		Michigan--0.1%
1,000,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 1998-11) Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	NR/VMIG1		1,000,000

		Missouri--0.1%
1,370,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	NR		1,370,000

		Multi State--0.1%
1,277,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/ (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/VMIG1		1,277,000

		Nebraska--0.4%
1,440,000		Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 2.50% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2003	NR		1,440,403
2,170,000		Douglas County, NE, Variable Rate Demand IDRB, 2.50% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2003	NR		2,170,608

		TOTAL			3,611,011

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		New York--1.2%
$1,600,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	A-1+/VMIG1		$1,600,000
4,500,000		New York City, NY, (Series 2002A-6) Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ)	A-1+/VMIG1		4,500,000
5,700,000		Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligations (Series 5) Daily VRDNs	A-1+/VMIG1		5,700,000

		TOTAL			11,800,000

		North Carolina--1.3%
895,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/ (RBC Centura Bank LOC)	NR/VMIG1		895,000
9,700,000		Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		9,700,000
2,300,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	A-1+/NR		2,300,000

		TOTAL			12,895,000

		Ohio--1.7%
1,470,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,470,000
4,480,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR		4,480,000
1,900,000		Franklin County, OH Mortgage Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)/ (J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		1,900,000
7,465,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/ (U.S. Bank N.A., Cincinnati LOC)	NR/VMIG1		7,465,000
1,955,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(Provident Bank LOC)	NR		1,955,000

		TOTAL			17,270,000

		Oklahoma--0.4%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.)	A-2/VMIG1		1,000,000
3,400,000		Tulsa County, OK Industrial Authority, (Series 2002A) Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC)	A-1+/NR		3,400,000

		TOTAL			4,400,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Pennsylvania--2.2%
$1,000,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC)	Aa2		$1,000,000
1,570,000		Erie County, PA Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank, Pennsylvania LIQ)	NR/VMIG1		1,570,000
7,700,000		Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Forestview Health Care Center)/(KBC Bank N.V. LOC)	NR/VMIG1		7,700,000
5,800,000		Geisinger Authority, PA Health System, (Series 2000) Daily VRDNs (J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		5,800,000
5,500,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	NR/VMIG1		5,500,000

		TOTAL			21,570,000

		South Carolina--0.4%
4,200,000		South Carolina Jobs-EDA, Economic Development Revenue Bonds Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR		4,200,000

		Tennessee--2.1%
5,800,000		Knoxville, TN Utilities Board, (Series 2000) Daily VRDNs (Knoxville, TN Electric System)/(FSA INS)/(SunTrust Bank LIQ)	A-1+/VMIG1		5,800,000
3,000,000		Sevier County, TN Public Building Authority, (Series IV-B-3) Daily VRDNs (Hamblen County, TN)/ (FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		3,000,000
2,480,000		Sevier County, TN Public Building Authority, (Series IV-B-4) Daily VRDNs (Maryville, TN)/ (FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,480,000
2,575,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,575,000
2,580,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,580,000
4,530,000		Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/ (J.P. Morgan Chase Bank LIQ)	NR/VMIG1		4,530,000

		TOTAL			20,965,000

		Texas--2.7%
21,700,000		Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		21,700,000
5,245,000		North Central Texas HFDC, (Series D) Daily VRDNs (Presbyterian Medical Center)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		5,245,000

		TOTAL			26,945,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Utah--0.7%
$6,600,000		Emery County, UT, (Series 1994) Daily VRDNs (Pacificorp)/ (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	A-1+/VMIG1		$6,600,000

		Virginia--0.1%
440,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/ (RBC Centura Bank LOC)	NR		440,000

		Washington--0.9%
8,850,000		Port Grays Harbor, WA Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		8,850,000

		Wisconsin--1.8%
1,500,000		Carlton, WI Weekly VRDNs (Wisconsin Power & Light Co.)	A-2/VMIG1		1,500,000
16,000,000		Sheboygan, WI Pollution Control, (Series A) Daily VRDNs (Wisconsin Power & Light Co.)	A-2/P-1		16,000,000

		TOTAL			17,500,000

		Wyoming--1.8%
17,900,000		Sweetwater County, WY IDA, PCRB (Series 1990A) Weekly VRDNs (Pacificorp)/(Commerzbank AG, Frankfurt LOC)	NR/VMIG1		17,900,000

		TOTAL VARIABLE RATE DEMAND NOTES (IDENTIFIED COST $377,192,000)			377,193,011

		TOTAL INVESTMENTS--100.7% (IDENTIFIED COST $995,889,130)[3]			1,000,521,476

		OTHER ASSETS AND LIABILITIES -- NET--(0.7)%			(6,895,793)

		TOTAL NET ASSETS--100%			$993,625,683

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.0% of the portfolio as calculated based upon total portfolio market value. (unaudited)

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

VMIG2--This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At September 30, 2003, these securities amounted to $3,029,610 which represents 0.3% of total net assets.

3 The cost of investments for federal tax purposes amounts to $995,888,452.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PCFA	--Pollution Control Finance Authority
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003

Assets:
Total investments in securities, at value (identified cost $995,889,130)		$1,000,521,476
Cash		68,107
Income receivable		6,551,418
Receivable for investments sold		4,055,000
Receivable for shares sold		4,309,191

TOTAL ASSETS		1,015,505,192

Liabilities:
Payable for investments purchased	$15,848,454
Payable for shares redeemed	5,254,038
Income distribution payable	507,193
Payable for portfolio accounting fees (Note 6)	7,708
Payable for transfer agent and dividend disbursing agent fees and expense (Note 6)	2,542
Payable for distribution services fee (Note 6)	82,398
Payable for shareholder services fee (Note 6)	102,997
Accrued expenses	74,179

TOTAL LIABILITIES		21,879,509

Net assets for 490,321,235 shares outstanding		$993,625,683

Net Assets Consist of:
Paid in capital		$989,508,294
Net unrealized appreciation of investments		4,632,346
Accumulated net realized loss on investments		(515,227)
Undistributed net investment income		270

TOTAL NET ASSETS		$993,625,683

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share

($495,238,812 ÷ 244,381,681 shares outstanding)		$2.03

Offering price per share		$2.03

Redemption proceeds per share		$2.03

Class A Shares:
Net asset value per share

($498,386,871 ÷ 245,939,554 shares outstanding)		$2.03

Offering price per share (100/98.00 of $2.03)[1]		$2.07

Redemption proceeds per share		$2.03

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2003

Investment Income:
Interest			$17,540,532

Expenses:
Investment adviser fee (Note 6)		$4,758,405
Administrative personnel and services fee (Note 6)		596,387
Custodian fees		32,804
Transfer and dividend disbursing agent fees and expenses (Note 6)		66,743
Directors'/Trustees' fees		5,136
Auditing fees		20,208
Legal fees		7,847
Portfolio accounting fees (Note 6)		147,893
Distribution services fee--Class A Shares (Note 6)		933,041
Shareholder services fee--Class A Shares (Note 6)		933,041
Share registration costs		80,511
Printing and postage		44,922
Insurance premiums		2,794
Taxes		56,269
Miscellaneous		2,086

TOTAL EXPENSES		7,688,087

Waivers (Note 6):
Waiver of investment adviser fee	$(2,992,778)
Waiver of transfer and dividend disbursing agent fees and expenses	(14,631)
Waiver of distribution services fee--Class A Shares	(186,608)

TOTAL WAIVERS		(3,194,017)

Net expenses			4,494,070

Net investment income			13,046,462

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(456,456)
Net change in unrealized appreciation of investments			1,331,719

Net realized and unrealized gain on investments			875,263

Change in net assets resulting from operations			$13,921,725

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2003	2002

Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,046,462	$7,745,615
Net realized loss on investments	(456,456)	(60,514)
Net change in unrealized appreciation/ depreciation of investments	1,331,719	2,862,147

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,921,725	10,547,248

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,844,825)	(4,008,396)
Class A Shares	(5,200,794)	(3,735,868)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,045,619)	(7,744,264)

Share Transactions:
Proceeds from sale of shares	1,292,252,327	878,499,856
Net asset value of shares issued to shareholders in payment of distributions declared	7,188,859	5,090,034
Cost of shares redeemed	(957,347,253)	(433,933,368)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	342,093,933	449,656,522

Change in net assets	342,970,039	452,459,506

Net Assets:
Beginning of period	650,655,644	198,196,138

End of period (including undistributed net investment income of $270 and $559, respectively)	$993,625,683	$650,655,644

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The fund offers two classes of shares: Institutional Shares and Class A Shares. Effective February 14, 2003, the Institutional Service Shares were restructured as Class A Shares. The investment objective of the fund is to provide current income exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors ("Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code ("the Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the State of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold on the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICY

Effective October 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization as part of investment income on the financial statements is as follows:

	As of 10/1/2001		For the Year Ended 9/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$360	$360	$792	$(724)	$(68)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

4. CAPITAL STOCK

At September 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000
Class A Shares	500,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	260,910,484	$528,063,474	194,935,623	$392,730,402
Shares issued to shareholders in payment of distributions declared	1,688,137	3,415,611	1,167,162	2,350,821
Shares redeemed	(177,986,769)	(360,114,876)	(77,662,850)	(156,470,236)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	84,611,852	$171,364,209	118,439,935	$238,610,987

Year Ended September 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	377,585,011	$764,188,853	241,103,575	$485,769,454
Shares issued to shareholders in payment of distributions declared	1,864,511	3,773,248	1,360,047	2,739,213
Shares redeemed	(295,373,845)	(597,232,377)	(137,728,769)	(277,463,132)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	84,075,677	$170,729,724	104,734,853	$211,045,535

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	168,687,529	$342,093,933	223,174,788	$449,656,522

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization of debt securities.

For the year ended September 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(1,132)	$1,132

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2003 and 2002 was as follows:

	2003	2002
Tax-exempt income	$13,045,619	$7,744,264

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$507,463

Net unrealized appreciation	$4,633,024

Capital loss carryforward	$354,141

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for discount accretion/premium amortization of debt securities.

At September 30, 2003, the cost of investments for federal tax purposes was $995,888,452. The net unrealized appreciation of investments for federal tax purposes was $4,633,024. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,714,575 and net unrealized depreciation from investments for those securities having an excess of cost over value of $81,551.

At September 30, 2003, the Fund had a capital loss carryforward of $354,141 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541

2011	$353,600

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2003, for federal income tax purposes, post October losses of $161,764 were deferred to October 1, 2003.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended September 30, 2003, FSC retained $318 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2003, the Institutional Shares did not pay or accrue the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended September 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $903,218,383 and $785,067,975, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended September 30, 2003, were as follows:

Purchases	$418,784,719

Sales	$210,605,105

8. LEGAL PROCEEDINGS (UNAUDITED)

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

At September 30, 2003, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND THE SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Ultrashort Fund (the "Fund") as of September 30, 2003, and the related statement of operations, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund as of September 30, 2003, the results of its operations, the changes in its net assets for each of the two years in the period then ended and its financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 17, 2003

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1991	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DRIECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN Director Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: July 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998

Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http//www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P874

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29303 (11/03)

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2003

Institutional Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended September 30,		Period Ended
	2003	2002	9/30/2001 [1]
Net Asset Value, Beginning of Period	$2.02	$2.01	$2.00
Income From Investment Operations:
Net investment income	0.04	0.05 [2]	0.08
Net realized and unrealized gain on investments	0.01	0.01 [2]	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.06	0.09

Less Distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.08)

Net Asset Value, End of Period	$2.03	$2.02	$2.01

Total Return[3]	2.43%	2.99%	4.65%

Ratios to Average Net Assets:

Expenses	0.35%	0.35%	0.10%[4]

Net investment income	1.87%	2.39%[2]	3.70%[4]

Expense waiver/reimbursement[5]	0.38%	0.41%	1.08%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$495,239	$323,260	$83,180

Portfolio turnover	49%	32%	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

PERFORMANCE

This report covers Federated Municipal Ultrashort Fund's fiscal year performance from October 1, 2002 through September 30, 2003. During the reporting period, Federated Municipal Ultrashort Fund's Institutional Shares produced a total return of 2.43% as tax-exempt dividend income was slightly enhanced by 0.495% of price appreciation due to declining interest rates.1 The fund's benchmarks, the Lehman Brothers 1-Year Municipal Bond Index and Lipper Tax-Exempt Money Market Funds Index, returned 2.34% and 0.55%, respectively.2

These returns handily exceeded the Lipper Tax-Exempt Money Market Funds Index during the reporting period, and were slightly better than the Lehman Brothers 1-Year Municipal Bond Index return despite the considerably shorter average duration of the fund (0.6-0.8 years) as compared to the Lehman Index duration (1.4 years).3 The fund's duration and effective average maturity generally were longer than money market funds but much shorter than the 1-year municipal benchmark index. As a result, the structure and duration of the fund, with approximately 40% in variable rate demand notes, made it difficult to outperform the Lehman Index in a reporting period of declining interest rates.

The fund seeks to provide higher income than municipal money market funds generally provide while maintaining a very low degree of share-price fluctuation. The net asset value (NAV) of the Fund's Institutional Shares during the reporting period moved from $2.02 to $2.03.4 At September 30, 2003, the fund's Institutional Shares 30-day distribution rate was 1.57% and the 30-day SEC yield was 1.29%.5

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original costs. Current month-end performance information is available by visiting www.federatedinvestors.com or calling 1-800-341-7400. The Fund also offers another share class--Class A Shares. See the Prospectus, Statement of Additional Information and Annual Report for information regarding the Fund's Class A Shares.

2 The Lehman Brothers 1-Year Municipal Bond Index is a total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of Baa3 and that are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of one to two years, and have been issued after December 31, 1990. The Lipper Tax-Exempt Money Market Funds Index represents the average total return of money market funds that report to Lipper, Inc. that fall into the category. Investments cannot be made in these indexes.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

4 Unlike money market funds, which seek to maintain a $1.00 share price, this fund's shares will fluctuate in value.

5 The 30-day distribution rate (yield) reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price. The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized.

In terms of income, the fund's Institutional Shares had a tax-exempt income return during the reporting period of 1.94%, which was equivalent to a taxable income return of 2.98% for investors in the highest federal tax bracket. For these same investors, the taxable equivalent total return (income return plus price return) was 3.74%, based on NAV, which handily beat taxable money market funds over the period.6

MARKET OVERVIEW

The fund's reporting period was characterized by conflicting but generally lackluster economic reports, heightened geopolitical risks including the war in Iraq, and considerable market uncertainty and interest rate volatility.

In November, the Federal Reserve Board (the "Fed") cut the federal funds target rate by 0.50% to 1.25%. Amid signs of persistent economic weakness, short-term municipal bond yields fell and prices rose into 2003.

Short-term interest rates, as measured by two-year Treasury and municipal bonds, exhibited significant yield volatility in the fourth quarter of 2003 and first quarters of 2003. From a relative value perspective, municipal-to-Treasury yield ratios remained attractive, and municipals were the preferred income investment for more affluent individuals as well as institutional investors. With interest rates low, and municipalities struggling with cash shortfalls due to declining tax receipts, municipal bond issuance increased to match demand during the reporting period.

During the first two months of 2003, the build-up to the war in Iraq caused a "flight to safety" in the bond market. At the end of major military action in Iraq in the spring of 2003, the U.S. economy still failed to show clear signs of strength or direction. In May 2003, Fed Chairman Greenspan cautioned the markets on the risks of an unwelcome substantial fall in inflation. This remark fueled deflation fears and ignited a bond market rally that lasted until mid-June 2003. The Fed cut the federal funds target rate again, lowering it to 1.00% in June 2003.

In July and August 2003, however, as the economy showed signs of improved growth, the market began to price out deflation fears and to anticipate a higher federal funds target rate in 2004. Interest rates rose rapidly, with short-term rates suffering much less than intermediate and long-term rates. But September 2003's weak labor market report, together with Fed comments indicating a willingness to remain accommodative for an extended period of time, sparked a bond market rally and caused interest rates to again fall sharply.

6 The tax-equivalent yield is calculated similarly to the yield but is adjusted to reflect the taxable yield that the fund would have had to earn to equal its actual yield. Unlike money market funds, which seek to maintain a $1.00 share price, this fund's shares will fluctuate in value.

During the reporting period, the two-year Treasury yield fluctuated by over 90 basis points. At the end of the reporting period, the two-year Treasury note yield was 1.45% versus the two-year municipal bond yield of 1.18%. From a relative value perspective, municipal to Treasury yield ratios for the two-year maturity declined near the end of the reporting period, as demand for short-term municipal debt remained strong despite tight supply conditions.

Fund Strategy and Positioning

Because of the fund's significant income advantage over money market fund yields, during the reporting period the net assets of the fund grew rapidly moving from $651 million to $994 million. Portfolio strategy concentrated on maintaining a significant yield advantage versus municipal money market funds, while maintaining liquidity, quality and proper diversification of investments.

Fund investments during the reporting period included exposure to variable rate demand notes, many of them bank-enhanced, as well as to the Insured, General Obligation, Healthcare, Electric and Gas Utility and Industrial Development bond sectors. The sectors that performed well for the fund included Healthcare, Electric Utilities and Industrial Development bonds, as they provided income enhancement relative to insured bonds as well as incremental price performance. The fund avoided term bonds in the Tobacco sector, which suffered in price due to litigation and adverse legal rulings, as well as the Airline sector which continued to see pressure due to bankruptcy concerns.

During the reporting period, the fund favored securities with good liquidity and structural features, and fund purchases concentrated on those with higher coupons and lower durations as well as spread products, which generally perform better during periods of economic recovery. The average quality of the fund remained relatively unchanged during the reporting period at "AA-," a high-quality standard.7

Given the decline earlier in the reporting period of short-term interest rates, the reporting period began with the fund's duration within 0.80 and 0.90 years, reflecting a desire to lock in more attractive fixed rate yields before rates fell further. In the first months of 2003, as cash inflows continued, duration was shortened to about 0.70 years, a stance considered neutral relative to the fund's range.8 In the second and third quarters, the fund maintained duration between 0.65 and 0.75 years, as interest rates appeared to have hit their low for this cycle, and concerns arose about the potential for rising interest rates.

7 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

8 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Ultrashort Fund (Institutional Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2003 compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) and the Lipper Tax-Exempt Money Market Funds Index (LTEMMFI).2

Average Annual Total Return for the Period Ended 9/30/2003
1 Year	2.43%
Start of Performance (10/24/2000)	3.43%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and LTEMMFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB1MB is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged. The fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

Portfolio of Investments

September 30, 2003

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--54.9%
		Alabama--1.4%
$1,855,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,051,667
2,300,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.25%, 6/1/2004	A+/A1		2,326,335
3,045,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1		3,175,356
935,000		Dothan, AL, GO Warrants (Series 2002), 4.50%, 3/1/2004	NR		947,894
975,000		Dothan, AL, GO Warrants (Series 2002), 5.00%, 3/1/2005	NR		1,023,623
1,025,000		Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,110,341
1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,193,433
2,600,000		Mobile, AL IDB, (1994 Series A), 2.70% TOBs (International Paper Co.), Optional Tender 12/1/2003	BBB/Baa2		2,601,950

		TOTAL			14,430,599

		Alaska--1.3%
1,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA Insurance Corp. INS), 6/1/2006	AAA/Aaa		1,091,090
10,000,000		Valdez, AK Marine Terminal, (1994 Series B), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	A-/A3		10,024,000
2,000,000		Valdez, AK Marine Terminal, (Series 2002), 1.50% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2004	A-/A3		2,000,000

		TOTAL			13,115,090

		Arizona--1.6%
5,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994E), 1.75% TOBs (Arizona Public Service Co.), Optional Tender 4/5/2004	A-/A3		5,005,050
3,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994F), 1.75% TOBs (Arizona Public Service Co.), Optional Tender 4/5/2004	A-/A3		3,003,030
1,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 1985A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		1,042,120
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Arizona--continued
$1,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		$1,022,930
2,500,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds (Series 2001A), 5.00%, 1/1/2004	AA/Aa2		2,525,300
1,000,000		Yavapai, AZ IDA, Revenue Bonds, 3.30% TOBs (BP Products North America, Inc.)/(BP Amoco PLC GTD), Optional Tender 12/1/2004	AA+/NR		1,002,340
2,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/Baa3		2,018,900

		TOTAL			15,619,670

		Arkansas--0.6%
1,000,000		Arkansas Development Finance Authority, Correctional Facilities Refunding Revenue Bonds (Series 2003A), 5.00% (FGIC INS), 11/15/2006	AAA/Aaa		1,102,410
1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.00% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		1,001,700
2,500,000		Fayetteville, AR Sales & Use Tax Capital Improvement, (Series 2002), 4.00%, 6/1/2005	AA-/NR		2,608,875
310,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2004	A/NR		316,119
660,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 2.00% (Baptist Medical Center, AR), 9/1/2004	A+/NR		662,515
265,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 2.50% (Baptist Medical Center, AR), 9/1/2005	A+/NR		267,080

		TOTAL			5,958,699

		California--2.9%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A3		1,060,740
8,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 5/31/2005	A/A3		8,258,880
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000	[2]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		$1,010,710
2,500,000		Natomas, CA Union School District, COPs, 2.50% TOBs (AMBAC INS) 2/1/2005	AAA/Aaa		2,532,075
2,500,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2005	NR/A2		2,607,725
1,000,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2006	NR/A2		1,059,550
1,320,000		Truckee-Donner Public Utility District, COPs (Series A), 3.00% (American Capital Access INS), 1/1/2005	A/NR		1,343,060
10,500,000		Vallejo, CA Unified School District, 1.60% TRANs, 12/18/2003	MIG2		10,506,195

		TOTAL			28,378,935

		Colorado--0.9%
225,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 2.95%, 9/1/2004	NR		225,887
300,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.05%, 9/1/2005	NR		301,383
500,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	NR		500,725
1,000,000		Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		1,022,590
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		2,052,700
1,670,000		Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 2.875% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2004	AA-/NR		1,701,513
3,000,000		Eagle Ranch Metropolitan District, CO, LT GO Bonds (Series 1999A), 2.25% TOBs (Fleet National Bank LOC), Mandatory Tender 1/8/2004	A+/NR		3,003,870

		TOTAL			8,808,668

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Connecticut--0.4%
$1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa		$1,009,190
1,000,000		Connecticut State Transportation Infrastructure Authority, Special Tax Obligation Refunding Bonds (Series 2003A), 4.00%, 9/1/2004	AA-/A1		1,027,180
1,500,000		Connecticut State Transportation Infrastructure Authority, Transit Infrastructure Special Tax Refunding Revenue Bonds (Series 2001B), 5.00%, 10/1/2004	AA-/A1		1,559,490

		TOTAL			3,595,860

		Delaware--0.4%
4,000,000		Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa		4,272,560

		District of Columbia--0.2%
1,365,000		District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/NR		1,468,672

		Florida--2.3%
1,000,000		Broward County, FL, Refunding UT GO Bonds, 5.00%, 1/1/2006	AA+/Aa1		1,083,610
1,500,000		Escambia County, FL Health Facilities Authority, Revenue Bonds (Series 2003A), 2.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		1,529,820
3,000,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	NR		2,999,310
1,400,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		1,394,960
1,960,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,956,884
3,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System), Mandatory Tender 9/1/2005	A/A3		3,090,750
500,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2004	BBB-/NR		515,425
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$1,145,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR		$1,222,608
4,235,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	NR		4,227,123
750,000		Martin County, FL Health Facilities Authority, Revenue Bonds (Series 2002A), 3.10% (Martin Memorial Medical Center), 11/15/2003	BBB+/NR		750,892
1,245,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa		1,382,112
1,525,000		Palm Beach County, FL Health Facilities Authority, Hospital Refunding Revenue Bonds (Series 2001), 5.00% (BRCH Corporation Obligated Group), 12/1/2003	A/NR		1,533,921
915,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		921,625
690,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		689,821

		TOTAL			23,298,861

		Georgia--2.3%
3,275,000		Atlanta, GA Airport Revenue, Refunding General Revenue Bonds (Series 2003A), 4.50% (MBIA Insurance Corp. INS), 1/1/2005	AAA/Aaa		3,412,059
1,365,000		Atlanta, GA, UT GO Bonds, 4.50% (MBIA Insurance Corp. INS), 12/1/2004	AAA/Aaa		1,419,764
3,270,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		3,415,646
6,300,000		East Point, GA, 2.75% TANs, 12/31/2003	NR		6,315,524
1,750,000		Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,917,545
4,000,000		Monroe County, GA, 2.25% TANs, 12/31/2003	NR		4,004,909
785,000		Walker County, GA, Sales Tax UT GO Bonds, 2.75% (FSA INS), 1/1/2005	AAA/NR		801,407
1,125,000		Walker County, GA, Sales Tax UT GO Bonds, 2.00% (FSA INS), 7/1/2005	AAA/NR		1,142,033

		TOTAL			22,428,887

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Idaho--0.5%
$4,800,000		Boise City, ID Housing Authority, Multifamily Housing Revenue Bonds (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(Key Bank, N.A. LOC) 3/27/2006	NR/A1		$4,896,720

		Illinois--0.8%
2,975,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series A), 4.00% (AMBAC INS), 6/1/2006	AAA/Aaa		3,024,801
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds (Series A), 4.00% (University of Chicago), 7/1/2005	AA/Aa1		1,048,320
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds (Series A), 5.00% (University of Chicago), 7/1/2007	AA/Aa1		1,110,400
920,000		Illinois Health Facilities Authority, Revenue Bonds, 4.50% (Decatur Memorial Hospital), 10/1/2003	A/A2		920,074
2,000,000		Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding Bonds, 7.75% (Woodfield Garden Apartments)/ (BNP Paribas SA LOC), 2/1/2004	AA-/NR		2,016,960

		TOTAL			8,120,555

		Indiana--0.5%
1,500,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2003	BBB/NR		1,509,720
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2004	BBB/NR		1,006,480
1,140,000		Indiana Health Facility Financing Authority, Health System Revenue Bonds (Series 2001), 5.00% (Sisters of St. Francis Health Services, Inc.), 11/1/2003	NR/Aa3		1,143,511
400,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 4.00% (Ascension Health Credit Group), 11/15/2003	AA/Aa2		401,296
845,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		910,521

		TOTAL			4,971,528

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Iowa--0.7%
$1,260,000		Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds (Series 2001), 4.75%, 2/1/2004	AAA/Aaa		$1,275,863
1,750,000		Iowa Higher Education Loan Authority (Series C), 2.00% RANs (University of Dubuque)/(Northern Trust Co., Chicago, IL LOC), 5/24/2004	SP-1+		1,761,410
1,200,000		Iowa Higher Education Loan Authority (Series D), 2.00% RANs (Grandview College)/(Lasalle Bank, N.A. LOC), 5/24/2004	SP-1		1,204,464
1,500,000		Iowa Higher Education Loan Authority (Series G), 2.00% RANs (Morningside College)/(U.S. Bank N.A. LOC), 5/24/2004	SP-1		1,509,975
875,000		Iowa Higher Education Loan Authority (Series H), 2.00% RANs (Palmer Chiropractic College), 5/24/2004	SP-1		878,255

		TOTAL			6,629,967

		Kansas--1.3%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power and Light Co.), Mandatory Tender 10/1/2007	BBB/A2		3,220,050
6,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998C), 2.25% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	BBB/A2		6,003,540
120,000		Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2004	NR		121,170
125,000		Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	NR		130,681
1,250,000		Johnson County, KS Unified School District No. 233, Refunding UT GO Bonds, 5.00% (FGIC INS), 3/1/2004	AAA/Aaa		1,270,962
1,082,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds Series 1994, 3.90% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	BBB/A1		1,105,901
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR		376,509
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR		270,160

		TOTAL			12,498,973

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Louisiana--1.5%
$500,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, Series 2001, 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1		$536,175
2,000,000		Louisiana State Correctional Facilities Corp., Refunding Lease Revenue Bonds, 4.00% (Radian Asset Assurance INS), 12/15/2003	AA/NR		2,011,220
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		1,045,870
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 2.15% TOBs (Loop LLC), Mandatory Tender 4/1/2005	A/A3		4,531,275
5,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		5,157,350
1,800,000		West Feliciana Parish, LA, PCRBs, 7.70% (Entergy Gulf States, Inc.), 12/1/2014 Callable 11/1/03 @102	BB+/Ba1		1,833,282

		TOTAL			15,115,172

		Maryland--0.5%
2,700,000		Howard County, MD, Refunding UT GO Bonds, 5.00%, 8/15/2004	AAA/Aaa		2,795,040
1,000,000		Maryland State Economic Development Corp., Solid Waste Disposal Revenue Bonds, 4.65% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,009,070
1,600,000		Prince Georges County, MD, IDRB (Series 1993), 1.60% TOBs (International Paper Co.) 7/15/2004	BBB/Baa2		1,608,720

		TOTAL			5,412,830

		Massachusetts--2.0%
3,250,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2002E), 5.00%, 1/1/2005	AA-/Aa2		3,406,162
400,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/NR		431,952
605,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		611,008
500,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 3.00% (Partners Healthcare Systems), 7/1/2005	AA-/Aa3		512,700
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Massachusetts--continued
$1,500,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 5.00% (Partners Healthcare Systems), 7/1/2007	AA-/Aa3		$1,648,455
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 5.00% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		1,008,100
3,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA Insurance Corp. INS), 7/1/2004	AAA/Aaa		3,088,230
2,000,000		Massachusetts State HFA, Housing Revenue Bonds (Series 2003B), 4.00%, 6/1/2005	AA-/Aa3		2,083,820
7,000,000		Nashoba, MA Regional School District, 3.00% BANs, 12/4/2003	MIG1		7,025,480

		TOTAL			19,815,907

		Michigan--2.3%
1,000,000		Detroit, MI, Convention Facility Special Tax Revenue Refunding Bonds (Series 2003), 5.00% (Cobo Hall Project)/ (MBIA Insurance Corp. INS), 9/30/2008	AAA/Aaa		1,127,140
2,500,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa		2,689,775
11,025,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2004	AA/A1		11,134,588
2,000,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2005	AA/A1		2,096,100
505,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 3.00% (Henry Ford Health System, MI), 3/1/2004	A-/A1		508,166
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2005	A-/A1		1,045,540
1,130,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1		1,209,077
250,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2003	A/A1		251,077
900,000		Michigan Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		910,161
2,000,000		University of Michigan, Revenue Refunding Bonds, 5.00%, 4/1/2006	AA+/Aaa		2,177,240

		TOTAL			23,148,864

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--0.2%
$1,400,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	NR/A3		$1,486,254

		Mississippi--0.1%
370,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.70% (Southwest Mississippi Regional Medical Center), 4/1/2005	BBB+/NR		371,491
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	BBB+/NR		769,689
250,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.30% (Southwest Mississippi Regional Medical Center), 4/1/2004	BBB+/NR		250,268

		TOTAL			1,391,448

		Missouri--0.6%
895,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, Series A, 4.25% (St. Francis Medical Center, MO), 6/1/2005	A/NR		929,547
1,560,000		Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 4.00% (Branson, MO), 12/1/2004	BBB+/Baa1		1,602,900
705,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2001), 4.25% (Independence, MO-Truman Memorial Building Project), 6/1/2004	A+/NR		707,080
1,000,000		Missouri State HEFA, Series B, 3.00% RANs (Evangel University), 4/23/2004	NR		1,004,550
1,400,000		Missouri State HEFA, Series E, 2.25% RANs (Stephens College)/(Commerce Bank, Kansas City, N.A. LOC), 4/23/2004	SP-1		1,406,118

		TOTAL			5,650,195

		Nebraska--0.4%
2,500,000		Nebraska Public Power District, Construction Notes, 3.50%, 12/1/2003	SP-1/ MIG1		2,510,850
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,059,160

		TOTAL			3,570,010

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Nevada--0.6%
$2,000,000		Clark County, NV School District, LT GO Bonds (Series 2001F), 5.00% (FSA LOC), 6/15/2004	AAA/Aaa		$2,056,220
4,200,000		Clark County, NV, IDRB (Series 2003D), 3.35% TOBs (Southwest Gas Corp.), Mandatory Tender 9/1/2004	BBB-/Baa2		4,212,768

		TOTAL			6,268,988

		New Hampshire--0.1%
1,000,000		New Hampshire Higher Educational & Health Facilities Authority, (Series G), 4.00% RANs (High Mowing School)/(SunTrust Bank LOC), 4/30/2004	A-1+		1,015,470

		New Jersey--1.8%
2,500,000		Essex County, NJ Utilities Authority, 3.00% BANs (Essex County, NJ GTD), 11/25/2003	MIG2		2,504,000
1,710,000		Keansburg, NJ, 3.00% BANs, 10/23/2003	NR		1,711,984
1,275,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2004	A-/Baa1		1,299,378
750,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2005	A-/Baa1		779,580
1,000,000		New Jersey State Transportation Corp., COPs (Series 2000B), 5.50% (AMBAC INS), 9/15/2007	AAA/Aaa		1,130,880
605,000		Weehawken Township, NJ, 1.75% BANs, 4/1/2004	NR		606,494
2,004,000		Weehawken Township, NJ, 2.00% BANs, 5/28/2004	NR		2,007,206
3,159,667		Weehawken Township, NJ, 2.00% BANs, 7/1/2004	NR		3,167,661
900,000		Weehawken Township, NJ, 2.00% BANs, 7/16/2004	NR		900,252
530,000		Weehawken Township, NJ, 2.00%, BANs, 8/6/2004			532,152
3,600,000		Wildwood, NJ, 2.00% TANs, 2/16/2004	NR		3,609,756

		TOTAL			18,249,343

		New Mexico--0.6%
2,800,000		Albuquerque, NM, UT GO Bonds (Series 2002B), 5.00%, 7/1/2004	AA/Aa3		2,883,860
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		1,042,120
1,360,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 3.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		1,395,741
1,030,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 4.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2007	AA/NR		1,097,362

		TOTAL			6,419,083

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--7.2%
$1,000,000		Dutchess County, NY IDA, Revenue Bonds, 2.60% (Marist College), 7/1/2004	NR/Baa1		$1,008,680
1,115,000		Dutchess County, NY IDA, Revenue Bonds, 2.80% (Marist College), 7/1/2006	NR/Baa1		1,137,400
2,175,000		Dutchess County, NY IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1		2,235,073
5,500,000		Dutchess County, NY Resource Recovery Agency, (Series 2003), 2.50% BANs, 5/1/2004	SP-1+		5,539,490
555,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2005	A/NR		568,925
760,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2006	A/NR		784,221
790,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2007	A/NR		812,736
14,500,000		Long Island Power Authority, Electric System General Revenue Bonds (Series 2003A), 3.00%, 6/1/2004	A-/Baa1		14,660,225
9,500,000		Monroe Woodbury, NY Center School District, 2.00% TANs, 10/17/2003	NR		9,503,420
500,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001D), 4.30% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 4.375%), 11/1/2003	NR/A3		501,100
3,000,000		New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2		3,180,300
7,000,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2006	AA-/NR		7,516,670
3,410,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series C-1), 5.00% (New York State), 2/15/2005	AA-/NR		3,568,906
945,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 2.50% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2004	NR/Aa3		953,496
225,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 4.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2005	NR/A3		232,380
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	NR/A3		$606,936
805,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		839,454
1,280,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2006	AA/NR		1,355,098
1,015,000		New York State Dormitory Authority, Revenue Bonds, 3.50% (New York Medical College)/(Fleet National Bank LOC), 7/1/2004	A+/NR		1,016,989
1,000,000		New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series 2003B), 3.00%, 3/15/2005	AA/NR		1,026,430
1,000,000		New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series 2003B), 5.00%, 3/15/2006	AA/NR		1,084,660
1,000,000		New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series 2003B), 5.00%, 3/15/2007	AA/NR		1,103,920
6,650,000		Niagara Falls, NY City School District, 2.50% RANs, 10/10/2003	NR		6,651,729
3,125,000		Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series 2003A), 4.00% (New York State), 6/1/2005	AA-/NR		3,237,250
2,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2003A), 4.00% (New York State), 6/1/2006	AA-/NR		2,104,760

		TOTAL			71,230,248

		North Carolina--0.8%
2,000,000		Mecklenburg County, NC, Public Improvement UT GO Bonds (Series 2002B), 3.25%, 2/1/2007	AAA/Aaa		2,102,160
4,370,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2003A), 4.00% (Novant Health Obligated Group), 11/1/2005	AA-/Aa3		4,599,163
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.00% (Catawba Electric), 1/1/2005	BBB+/Baa1		1,041,660

		TOTAL			7,742,983

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Dakota--0.2%
$500,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2005	A+/A2		$520,255
980,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2006	A+/A2		1,027,314

		TOTAL			1,547,569

		Ohio--3.6%
1,085,000		Beavercreek, OH Local School District, Special Tax Anticipation Notes, 4.25%, 12/1/2004	NR		1,117,973
4,000,000		Columbiana, OH, 1.70% BANs, 7/8/2004	NR		4,012,960
500,000		Franklin County, OH Health Care Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% (Ohio Presbyterian Retirement Services), 7/1/2031, Mandatory Tender 7/1/2006	BBB/NR		498,695
795,000		Franklin County, OH IDA, Revenue Bonds, 1.35% TOBs (C M Media, Inc.)/(Key Bank, N.A. LOC), Optional Tender 3/1/2004	NR		795,660
2,269,415		Garfield Heights, OH City School District, 1.90% BANs, 7/23/2004	NR		2,282,555
5,300,000		Jefferson County, OH, (Series 1), 2.70% BANs, 11/13/2003	NR		5,309,699
3,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-/A1		3,105,180
1,500,000		Madison-Plains, OH Local School District, 1.90% TANs, 6/30/2004	NR		1,508,625
2,100,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		2,152,332
1,625,000		Nelsonville, OH, 1.80% BANs, 3/4/2004	NR		1,627,712
5,750,000		Ohio State Air Quality Development Authority, Enviromental Refunding Revenue Bonds, 2.00% TOBs (MeadWestvaco Corp.), Mandatory Tender 11/1/2004	BBB/Baa2		5,757,820
2,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 2.50% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2004	BBB-/Baa2		2,000,380
300,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 2.00% (John Carroll University, OH), 11/15/2005	NR/A2		303,156
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$500,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 2.30% (John Carroll University, OH), 11/15/2006	NR/A2		$505,790
2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BBB-/Baa3		2,009,420
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 4.40% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2003	BBB/Baa2		1,000,610
2,000,000		Ohio State Water Development Authority, PCR Bonds (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB/Baa2		1,993,960

		TOTAL			35,982,527

		Oklahoma--0.2%
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,050,060

		Oregon--0.7%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,022,370
3,960,000		Oregon School Boards Association, 1.35% TRANs, 1/3/2004	NR		3,960,911
1,025,000		Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/(MBIA Insurance Corp. INS), 1/1/2004	AAA/Aaa		1,030,289
1,050,000		Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/(MBIA Insurance Corp. INS), 1/1/2005	AAA/Aaa		1,075,736

		TOTAL			7,089,306

		Pennsylvania--3.7%
2,500,000		Allegheny County, PA HDA, Revenue Bonds (Series (2003B), 5.50% (UPMC Health System), 6/15/2005	A/NR		2,638,525
3,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2006	A/NR		3,238,560
500,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2005	A-/NR		515,485
300,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	A-/NR		312,483
330,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	A-/NR		350,523
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,600,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 3.00%, 7/1/2004	A-/A2		$1,622,896
2,205,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 4.00%, 7/1/2005	A-/A2		2,306,827
2,400,000		Fayette County, PA, 2.05% TRANs, 12/31/2003	NR		2,401,824
1,182,000		Ligonier Valley, PA School District, 1.75% TRANs, 6/30/2004	NR		1,185,479
4,000,000		Montgomery County, PA IDA, PCR Refunding Bonds (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		4,125,320
3,385,000		Northampton County, PA IDA, 1.15% CP (American Water Capital Corp.), Mandatory Tender 1/13/2004	BBB+/Baa1		3,385,000
325,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2003	BBB-/A3		325,835
400,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB-/A3		412,188
3,900,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 2.80% TOBs (Washington & Jefferson College)/(Allied Irish Bank LOC), Mandatory Tender 11/1/2003	NR/Aa3		3,906,006
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		5,233,800
1,750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	NR/Aa3		1,846,915
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 4.50% (Guthrie Healthcare System, PA), 12/1/2003	A-/NR		1,004,270
220,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		224,706
690,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.25% (Monongahela Valley Hospital), 6/1/2004	NR/A3		701,130
600,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3		623,394
755,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		802,422

		TOTAL			37,163,588

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Rhode Island--1.1%
$10,000,000		Pawtucket, RI Public Buildings Authority, 1.50% BANs, 1/7/2004	NR		$10,009,300
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.50% (Lifespan Obligated Group), 8/15/2004	BBB/Baa2		1,017,260

		TOTAL			11,026,560

		South Carolina--0.8%
2,000,000		Piedmont Municipal Power Agency, SC, Refunding Electric Revenue Bonds (Series 2002A), 5.00% (FGIC INS), 1/1/2004	AAA/Aaa		2,019,320
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		2,088,260
1,080,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.00% (Palmetto Health Alliance), 8/1/2004	BBB/Baa2		1,093,457
700,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.25% (Palmetto Health Alliance), 8/1/2005	BBB/Baa2		719,376
820,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	BBB/Baa2		852,652
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,210,880

		TOTAL			7,983,945

		South Dakota--0.4%
2,880,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		2,983,853
500,000		South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		518,030
555,000		South Dakota State Health & Educational Authority, Revenue Bonds, 4.00% (Avera Health)/(AMBAC INS), 7/1/2004	AAA/Aaa		567,049

		TOTAL			4,068,932

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--1.8%
$2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Inland Container Corp.), 10/1/2007	BBB/NR		$2,019,840
710,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Refunding Revenue Bonds, 5.00% (Dominion Resources, Inc.), 11/1/2003	BBB+/NR		711,874
1,760,000		Clarksville, TN Natural Gas Acquisition Corp., Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2004	BBB+/NR		1,785,661
640,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.00% (East Tennessee Children's Hospital), 7/1/2004	BBB+/Baa1		647,366
290,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.50% (East Tennessee Children's Hospital), 7/1/2005	BBB+/Baa1		296,163
3,690,000		Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2		3,975,569
3,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/ (United States Treasury GTD)/(Original Issue Yield: 7.27%), 12/1/2024, Prefunded 12/1/2004	AAA/#Aaa		3,260,220
1,000,000		Shelby County, TN, Public Improvement UT GO Bonds (Series 2000A), 5.00%, 4/1/2004	AA+/Aa2		1,020,190
2,865,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 3.45% (Wellmont Health System), 9/1/2004	BBB+/NR		2,896,372
400,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2004	BBB+/NR		410,988
600,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR		634,524

		TOTAL			17,658,767

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--2.5%
$1,500,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		$1,562,895
5,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 1994A), 3.00% TOBs (TXU Energy), Mandatory Tender 5/1/2005	BBB/Baa2		5,006,100
350,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 4.00% (Good Shepherd Medical Center), 10/1/2003	BBB/Baa2		350,017
915,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 4.25% (Good Shepherd Medical Center), 10/1/2004	BBB/Baa2		931,900
1,000,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,055,640
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1		1,049,350
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3), Mandatory Tender 11/1/2006	AA-/NR		1,059,580
1,500,000		Lewisville, TX, TANs (Series 2001), 4.00%, 2/15/2004	NR		1,512,660
3,000,000		Matagorda County, TX Navigation District Number One, PCR Refunding Bonds (Series 1999A), 3.75% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2003	BBB/Baa2		3,001,980
1,750,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2005	AA-/Aa3		1,864,153
500,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2007	AA-/Aa3		557,190
1,000,000		North Texas Tollway Authority, Revenue Refunding Bonds (Series 2003C), 3.00% (Dallas North Tollway System)/(FSA INS), 1/1/2006	AAA/Aaa		1,037,040
750,000		Socorro, TX Independent School District, UT GO Refunding Bonds, 4.00% (PSFG GTD), 8/15/2004	AAA/NR		769,350
1,000,000		Tarrant County, TX Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 3/1/2004	NR		1,000,000
1,205,000		Texas State Public Finance Authority, Revenue Financing System Bonds (Series 2002), 4.00% (Texas Southern University)/(MBIA Insurance Corp. INS), 11/1/2004	NR/Aaa		1,243,259
500,000		Tyler, TX HFDC, Hospital Revenue Bonds, 3.00% (Mother Frances Hospital), 7/1/2004	NR/Baa1		503,575
600,000		Tyler, TX HFDC, Hospital Revenue Bonds, 4.00% (Mother Frances Hospital), 7/1/2005	NR/Baa1		616,938
600,000		Tyler, TX HFDC, Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	NR/Baa1		628,686
1,000,000		University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		1,116,090

		TOTAL			24,866,403

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Utah--1.2%
$1,000,000		Box Elder County, UT IDA, (Series 2003), 1.65% TOBs (Nucor Corp.), Optional Tender 10/1/2003	A+/A1		$1,000,000
3,300,000		Box Elder County, UT, PCRB, 1.45% TOBs (Nucor Corp.), Optional Tender 10/1/2004	VMIG1		3,317,160
3,300,000		Box Elder County, UT, PCRB, 2.00% TOBs (Nucor Corp.), Optional Tender 10/1/2003	VMIG1		3,317,160
2,180,000		Utah Associated Municipal Power Systems, Revenue Bonds (Series 2003A), 3.00% (Payson Power Project)/ (FSA INS), 4/1/2006	AAA/Aaa		2,264,126
1,500,000		Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa2		1,582,845

		TOTAL			11,481,291

		Virginia--0.6%
1,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,065,080
2,250,000		Louisa, VA IDA, (Series 1997A), 1.85% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	BBB+/A3		2,259,450
3,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 1.85% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	BBB+/A3		3,012,600

		TOTAL			6,337,130

		Washington--0.3%
3,000,000		Washington State, Various Purpose Refunding UT GO Bonds (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		3,168,660

		Wisconsin--0.7%
2,000,000		Pleasant Prairie, WI Water & Sewer System, BANs, 4.00%, 10/1/2007	NR/A3		2,095,440
2,000,000		Waupaca, WI, Anticipation Notes (Series 2003B), 3.50%, 4/1/2007	NR		2,025,480
1,000,000		Wisconsin State HEFA, Hospital Revenue Bonds, 4.50% (Froedtert & Community Health), 10/1/2003	A+/NR		1,000,080
250,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 3.00% (Wheaton Franciscan Services), 8/15/2004	A/A2		252,918
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 4.00% (Wheaton Franciscan Services), 8/15/2005	A/A2		466,835
615,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2007	A/A2		666,525
120,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2004	A-/A3		122,431
130,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		135,433

		TOTAL			6,765,142

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wyoming--0.3%
$3,350,000		Albany County, WY, PCRB (Series 1985), 3.00% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2003	BBB/NR		$3,352,546

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $540,922,130)			545,553,465

		SHORT-TERM MUNICIPALS--7.8%
		Georgia--1.5%
15,000,000		Burke County, GA Development Authority, (Georgia Power Co.), (Series 1994), 10/01/2032 Auction Rate Notes	A/A2		15,000,000

		Illinois--4.0%
4,000,000		Chicago, IL, Gas Supply Revenue (Series 2000B), 1.15% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 3/18/2004	A-2/VMIG-1		4,000,000
5,000,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series A), 04/01/2032 Auction Rate Notes, (MBIA Insurance Corp. INS)	AAA/Aaa		5,000,000
15,000,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series B), 04/01/2032 Auction Rate Notes, (MBIA Insurance Corp. INS)	AAA/Aaa		15,000,000
15,600,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), 03/01/2017 Auction Rate Notes, (MBIA Insurance Corp. INS)	AAA/Aaa		15,600,000

		TOTAL			39,600,000

		Missouri--2.3%
10,050,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998A), 09/01/2033 Auction Rate Notes	A-2/VMIG1		10,050,000
2,000,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998B), 09/01/2033 Auction Rate Notes	A-2/P-1		2,000,000
3,250,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 1998C), 09/01/2033 Auction Rate Notes	A-2/P-1		3,250,000
5,300,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000B), 03/01/2035 Auction Rate Notes	A-2/VMIG1		5,300,000
2,575,000		Missouri State Environmental Improvement & Energy Authority, (AmerenUE), (Series 2000C), 03/01/2035 Auction Rate Notes	A-2/VMIG1		2,575,000

		TOTAL			23,175,000

		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $77,775,000)			77,775,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--38.0%
		Alabama--1.2%
$3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		$3,500,000
8,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	A-1+/NR		8,000,000

		TOTAL			11,500,000

		Alaska--1.1%
7,900,000		Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP Amoco PLC GTD)	A-1+/VMIG1		7,900,000
3,150,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP Amoco PLC GTD)	A-1+/VMIG1		3,150,000

		TOTAL			11,050,000

		Arizona--0.7%
4,000,000		Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	A-1+/VMIG1		4,000,000
1,450,000		Prescott, AZ IDA, (Series A) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,450,000
1,450,000		Prescott, AZ IDA, (Series B) Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,450,000

		TOTAL			6,900,000

		California--1.7%
17,300,000		Riverside County, CA Public Financing Authority, (1985 Series A) Weekly VRDNs (Riverside County, CA)/(State Street Bank and Trust Co. LOC)	A-1+/VMIG1		17,300,000

		District of Columbia--0.8%
6,100,000		District of Columbia, (Series 1998C) Daily VRDNs (Medlantic/ Helix Parent, Inc.)/(FSA INS)/(Bank of America N.A. LIQ)	A-1+/VMIG1		6,100,000
2,000,000		District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	NR/VMIG1		2,000,000

		TOTAL			8,100,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Florida--1.9%
$4,500,000		Greater Orlando (FL) Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	A-2/P-2		$4,500,000
6,000,000		JEA, FL Electric System, (Subordinate Revenue Bonds) (2000 Series F) Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	A-1+/VMIG1		6,000,000
5,000,000		JEA, FL Electric System, Subordinate Revenue Bonds (Series 2001B) Daily VRDNs	A-1+/VMIG1		5,000,000
3,600,000		St. Lucie County, FL PCR, (Series 2000) Daily VRDNs (Florida Power & Light Co.)	A-1/VMIG1		3,600,000

		TOTAL			19,100,000

		Georgia--2.6%
9,080,000		Albany-Dougherty County, GA Hospital Authority, (Series 2002) Daily VRDNs (Phoebe Putney Memorial Hospital)/ (AMBAC INS)/(Regions Bank, Alabama LIQ)	NR/VMIG1		9,080,000
1,205,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1		1,205,000
8,000,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	A-1/NR		8,000,000
7,905,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior Health, Inc.)/ (SunTrust Bank LOC)	A-1+/VMIG1		7,905,000

		TOTAL			26,190,000

		Idaho--0.8%
7,500,000		Boise City, ID Industrial Development Corp., Multi-Mode Variable Rate Industrial Development Revenue Bonds (Series 1998) Weekly VRDNs (Multiquip Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2/NR		7,500,000

		Illinois--0.4%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	A-1/NR		4,000,000

		Indiana--5.4%
45,380,000		Indiana Health Facility Financing Authority, (Series 2000B) Daily VRDNs (Clarian Health Partners, Inc.)/ (J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		45,380,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.)	A-2/VMIG2		8,000,000

		TOTAL			53,380,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Kentucky--0.6%
$6,000,000		Berea, KY, (Series 1997) Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/VMIG1		$6,000,000

		Louisiana--0.7%
7,000,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC)	A-1+/NR		7,000,000

		Maryland--0.4%
3,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	A-1/NR		3,600,000

		Massachusetts--1.7%
13,300,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wuerttemberg LIQ)	A-1+/VMIG1		13,300,000
3,680,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (Toronto Dominion Bank LIQ)	A-1/NR		3,680,000

		TOTAL			16,980,000

		Michigan--0.1%
1,000,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 1998-11) Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	NR/VMIG1		1,000,000

		Missouri--0.1%
1,370,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	NR		1,370,000

		Multi State--0.1%
1,277,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/ (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/VMIG1		1,277,000

		Nebraska--0.4%
1,440,000		Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 2.50% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2003	NR		1,440,403
2,170,000		Douglas County, NE, Variable Rate Demand IDRB, 2.50% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 12/1/2003	NR		2,170,608

		TOTAL			3,611,011

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		New York--1.2%
$1,600,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-D) Daily VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	A-1+/VMIG1		$1,600,000
4,500,000		New York City, NY, (Series 2002A-6) Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ)	A-1+/VMIG1		4,500,000
5,700,000		Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligations (Series 5) Daily VRDNs	A-1+/VMIG1		5,700,000

		TOTAL			11,800,000

		North Carolina--1.3%
895,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/ (RBC Centura Bank LOC)	NR/VMIG1		895,000
9,700,000		Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		9,700,000
2,300,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	A-1+/NR		2,300,000

		TOTAL			12,895,000

		Ohio--1.7%
1,470,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,470,000
4,480,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR		4,480,000
1,900,000		Franklin County, OH Mortgage Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group)/ (J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		1,900,000
7,465,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/ (U.S. Bank N.A., Cincinnati LOC)	NR/VMIG1		7,465,000
1,955,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/ (Provident Bank LOC)	NR		1,955,000

		TOTAL			17,270,000

		Oklahoma--0.4%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.)	A-2/VMIG1		1,000,000
3,400,000		Tulsa County, OK Industrial Authority, (Series 2002A) Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC)	A-1+/NR		3,400,000

		TOTAL			4,400,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Pennsylvania--2.2%
$1,000,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC)	Aa2		$1,000,000
1,570,000		Erie County, PA Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank, Pennsylvania LIQ)	NR/VMIG1		1,570,000
7,700,000		Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Forestview Health Care Center)/(KBC Bank N.V. LOC)	NR/VMIG1		7,700,000
5,800,000		Geisinger Authority, PA Health System, (Series 2000) Daily VRDNs (J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		5,800,000
5,500,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	NR/VMIG1		5,500,000

		TOTAL			21,570,000

		South Carolina--0.4%
4,200,000		South Carolina Jobs-EDA, Economic Development Revenue Bonds Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR		4,200,000

		Tennessee--2.1%
5,800,000		Knoxville, TN Utilities Board, (Series 2000) Daily VRDNs (Knoxville, TN Electric System)/(FSA INS)/(SunTrust Bank LIQ)	A-1+/VMIG1		5,800,000
3,000,000		Sevier County, TN Public Building Authority, (Series IV-B-3) Daily VRDNs (Hamblen County, TN)/ (FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		3,000,000
2,480,000		Sevier County, TN Public Building Authority, (Series IV-B-4) Daily VRDNs (Maryville, TN)/ (FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,480,000
2,575,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,575,000
2,580,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,580,000
4,530,000		Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/ (J.P. Morgan Chase Bank LIQ)	NR/VMIG1		4,530,000

		TOTAL			20,965,000

		Texas--2.7%
21,700,000		Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		21,700,000
5,245,000		North Central Texas HFDC, (Series D) Daily VRDNs (Presbyterian Medical Center)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		5,245,000

		TOTAL			26,945,000

Principal Amount			Credit Rating	[1]	Value
		VARIABLE RATE DEMAND NOTES--continued
		Utah--0.7%
$6,600,000		Emery County, UT, (Series 1994) Daily VRDNs (Pacificorp)/ (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	A-1+/VMIG1		$6,600,000

		Virginia--0.1%
440,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/ (RBC Centura Bank LOC)	NR		440,000

		Washington--0.9%
8,850,000		Port Grays Harbor, WA Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		8,850,000

		Wisconsin--1.8%
1,500,000		Carlton, WI Weekly VRDNs (Wisconsin Power & Light Co.)	A-2/VMIG1		1,500,000
16,000,000		Sheboygan, WI Pollution Control, (Series A) Daily VRDNs (Wisconsin Power & Light Co.)	A-2/P-1		16,000,000

		TOTAL			17,500,000

		Wyoming--1.8%
17,900,000		Sweetwater County, WY IDA, PCRB (Series 1990A) Weekly VRDNs (Pacificorp)/(Commerzbank AG, Frankfurt LOC)	NR/VMIG1		17,900,000

		TOTAL VARIABLE RATE DEMAND NOTES (IDENTIFIED COST $377,192,000)			377,193,011

		TOTAL INVESTMENTS--100.7% (IDENTIFIED COST $995,889,130)[3]			1,000,521,476

		OTHER ASSETS AND LIABILITIES -- NET--(0.7)%			(6,895,793)

		TOTAL NET ASSETS--100%			$993,625,683

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.0% of the portfolio as calculated based upon total portfolio market value. (unaudited)

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

VMIG2--This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At September 30, 2003, these securities amounted to $3,029,610 which represents 0.3% of total net assets.

3 The cost of investments for federal tax purposes amounts to $995,888,452.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PCFA	--Pollution Control Finance Authority
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003

Assets:
Total investments in securities, at value (identified cost $995,889,130)		$1,000,521,476
Cash		68,107
Income receivable		6,551,418
Receivable for investments sold		4,055,000
Receivable for shares sold		4,309,191

TOTAL ASSETS		1,015,505,192

Liabilities:
Payable for investments purchased	$15,848,454
Payable for shares redeemed	5,254,038
Income distribution payable	507,193
Payable for portfolio accounting fees (Note 6)	7,708
Payable for transfer agent and dividend disbursing agent fees and expense (Note 6)	2,542
Payable for distribution services fee (Note 6)	82,398
Payable for shareholder services fee (Note 6)	102,997
Accrued expenses	74,179

TOTAL LIABILITIES		21,879,509

Net assets for 490,321,235 shares outstanding		$993,625,683

Net Assets Consist of:
Paid in capital		$989,508,294
Net unrealized appreciation of investments		4,632,346
Accumulated net realized loss on investments		(515,227)
Undistributed net investment income		270

TOTAL NET ASSETS		$993,625,683

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share

($495,238,812 ÷ 244,381,681 shares outstanding)		$2.03

Offering price per share		$2.03

Redemption proceeds per share		$2.03

Class A Shares:
Net asset value per share

($498,386,871 ÷ 245,939,554 shares outstanding)		$2.03

Offering price per share (100/98.00 of $2.03)[1]		$2.07

Redemption proceeds per share		$2.03

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2003

Investment Income:
Interest			$17,540,532

Expenses:
Investment adviser fee (Note 6)		$4,758,405
Administrative personnel and services fee (Note 6)		596,387
Custodian fees		32,804
Transfer and dividend disbursing agent fees and expenses (Note 6)		66,743
Directors'/Trustees' fees		5,136
Auditing fees		20,208
Legal fees		7,847
Portfolio accounting fees (Note 6)		147,893
Distribution services fee--Class A Shares (Note 6)		933,041
Shareholder services fee--Class A Shares (Note 6)		933,041
Share registration costs		80,511
Printing and postage		44,922
Insurance premiums		2,794
Taxes		56,269
Miscellaneous		2,086

TOTAL EXPENSES		7,688,087

Waivers (Note 6):
Waiver of investment adviser fee	$(2,992,778)
Waiver of transfer and dividend disbursing agent fees and expenses	(14,631)
Waiver of distribution services fee--Class A Shares	(186,608)

TOTAL WAIVERS		(3,194,017)

Net expenses			4,494,070

Net investment income			13,046,462

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(456,456)
Net change in unrealized appreciation of investments			1,331,719

Net realized and unrealized gain on investments			875,263

Change in net assets resulting from operations			$13,921,725

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2003	2002

Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,046,462	$7,745,615
Net realized loss on investments	(456,456)	(60,514)
Net change in unrealized appreciation/ depreciation of investments	1,331,719	2,862,147

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,921,725	10,547,248

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,844,825)	(4,008,396)
Class A Shares	(5,200,794)	(3,735,868)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,045,619)	(7,744,264)

Share Transactions:
Proceeds from sale of shares	1,292,252,327	878,499,856
Net asset value of shares issued to shareholders in payment of distributions declared	7,188,859	5,090,034
Cost of shares redeemed	(957,347,253)	(433,933,368)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	342,093,933	449,656,522

Change in net assets	342,970,039	452,459,506

Net Assets:
Beginning of period	650,655,644	198,196,138

End of period (including undistributed net investment income of $270 and $559, respectively)	$993,625,683	$650,655,644

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The fund offers two classes of shares: Institutional Shares and Class A Shares. Effective February 14, 2003, the Institutional Service Shares were restructured as Class A Shares. The investment objective of the fund is to provide current income exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors ("Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code ("the Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the State of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold on the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICY

Effective October 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization as part of investment income on the financial statements is as follows:

	As of 10/1/2001		For the Year Ended 9/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$360	$360	$792	$(724)	$(68)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

4. CAPITAL STOCK

At September 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000
Class A Shares	500,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

Year Ended September 30	2003		2002
Institutional Shares	Shares	Amount	Shares	Amount
Shares sold	260,910,484	$528,063,474	194,935,623	$392,730,402
Shares issued to shareholders in payment of distributions declared	1,688,137	3,415,611	1,167,162	2,350,821
Shares redeemed	(177,986,769)	(360,114,876)	(77,662,850)	(156,470,236)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	84,611,852	$171,364,209	118,439,935	$238,610,987

Year Ended September 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	377,585,011	$764,188,853	241,103,575	$485,769,454
Shares issued to shareholders in payment of distributions declared	1,864,511	3,773,248	1,360,047	2,739,213
Shares redeemed	(295,373,845)	(597,232,377)	(137,728,769)	(277,463,132)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	84,075,677	$170,729,724	104,734,853	$211,045,535

NET CHANGE RESULTING FROM SHARE TRANSACITONS	168,687,529	$342,093,933	223,174,788	$449,656,522

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization of debt securities.

For the year ended September 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(1,132)	$1,132

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2003 and 2002 was as follows:

	2003	2002
Tax-exempt income	$13,045,619	$7,744,264

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$507,463

Net unrealized appreciation	$4,633,024

Capital loss carryforward	$354,141

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for discount accretion/premium amortization of debt securities.

At September 30, 2003, the cost of investments for federal tax purposes was $995,888,452. The net unrealized appreciation of investments for federal tax purposes was $4,633,024. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,714,575 and net unrealized depreciation from investments for those securities having an excess of cost over value of $81,551.

At September 30, 2003, the Fund had a capital loss carryforward of $354,141 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541

2011	$353,600

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2003, for federal income tax purposes, post October losses of $161,764 were deferred to October 1, 2003.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended September 30, 2003, FSC retained $318 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2003, the Institutional Shares did not pay or accrue the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the year ended September 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $903,218,383 and $785,067,975, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended September 30, 2003, were as follows:

Purchases	$418,784,719

Sales	$210,605,105

8. LEGAL PROCEEDINGS (UNAUDITED)

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

At September 30, 2003, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND THE SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Ultrashort Fund (the "Fund") as of September 30, 2003, and the related statement of operations, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund as of September 30, 2003, the results of its operations, the changes in its net assets for each of the two years in the period then ended and its financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
November 17, 2003

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: October 1991	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DRIECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN Director Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: July 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998

Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P882

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29363 (11/03)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 19, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        November 19, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer
Date         November 19, 2003